As filed with the Securities and Exchange Commission on April 30, 2004

Registration No. 33-49998

811-7042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 26 ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28 ☒

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE, Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (319) 297-8121

Name and Address of Agent for Service:	Copy to:

Frank A. Camp, Esquire	Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.	Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.	1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001	Washington, D.C. 20004-2402

Approximate date of proposed sale to the public:

As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2004 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Prospectus - May 1, 2004

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently offers various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Occidental Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying funds/portfolios. Please read them carefully. Transamerica will not accept purchase payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004. Please call us at (800) 525-6205 or write us at: Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0111. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity contract can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio (Subadvised by Newton Capital Management Limited)

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio (Subadvised by Jennison Associates LLC)

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio (Subadvised by Founders Asset Management LLC)

Founders Growth Portfolio (Subadvised by Founders Asset Management LLC)

Founders International Equity Portfolio (Subadvised by Founders Asset Management LLC)

MidCap Stock Portfolio

Technology Growth Portfolio

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GLOSSARY OF TERMS

Account Value— On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•	gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	losses in the variable account; minus

•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Adjusted Account Value— The account value increased or decreased by any excess interest adjustment.

Annuitant— The person on whose life any annuity payments involving life contingencies will be based.

Annuity Date— The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment— An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Cash Value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year— A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment— A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account— One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the variable account.

Guaranteed Period Options— The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your)— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.

Subaccount— A subdivision within the variable account, the assets of which are invested in specified underlying funds/portfolios.

Variable Account— Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit— An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Occidental Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds/portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new contracts.

3.	INVESTMENT CHOICES

You can allocate your purchase payments to one or more of the following investment choices described in the underlying fund prospectuses:

Transamerica Equity – Initial Class

Appreciation Portfolio – Service Class

Balanced Portfolio – Service Class

Developing Leaders Portfolio – Service Class

Disciplined Stock Portfolio – Service Class

Growth and Income Portfolio – Service Class

International Equity Portfolio – Service Class

International Value Portfolio – Service Class

Limited Term High Yield Portfolio – Service Class

Quality Bond Portfolio – Service Class

Small Company Stock Portfolio – Service Class

Special Value Portfolio – Service Class

Money Market Portfolio

Stock Index Fund, Inc. – Service Class

Socially Responsible Growth Fund, Inc. – Service Class

Core Bond Portfolio – Service Class

Core Value Portfolio – Service Class

Emerging Leaders Portfolio – Service Class

Founders Discovery Portfolio – Service Class

Founders Growth Portfolio – Service Class

Founders International Equity Portfolio

– Service Class

MidCap Stock Portfolio – Service Class

Technology Growth Portfolio – Service Class

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Contract owners who purchased the contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-Account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee, a daily fee equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, there is an annual fee during the accumulation phase of 0.25% of the account value.

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If you elect the Additional Death Benefit Rider II, there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four contract years.

If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine contract years. The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying funds/portfolios.

6.	ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges and once each contract year, take out up to the greater of:

•	10% of your purchase payments less surrenders deemed to be from purchase payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified contracts may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following guaranteed minimum death benefits:

•	Double Enhanced;

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings

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come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This contract has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the contract death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADBII”. There is an extra charge for these riders.

•	You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•	You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your contract. This feature is called the “premium accelerator”. There is an extra charge for this rider.

•	Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional purchase payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all contracts, may vary for certain contracts, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

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11.	OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the contract), or whatever longer time may be required by state law. The amount of the refund will generally be the purchase payments paid and accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your contract for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract within the applicable time period. The contract will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Contracts. See Appendix C for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information, please contact us at:

Transamerica Occidental Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-525-6205

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Contract Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 -$35 Per Contract
Variable Account Annual Expenses (as a percentage of average account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(6)	0.80%
Annual-Step Death Benefit(7)	0.20%
Liquidity Rider(8)	0.40%
Premium Accelerator(9)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(10)	2.50%
Annual Optional Rider Fees:
Additional Death Benefit Rider(11)	0.25%
Additional Death Benefit Rider II(12)	0.55%

The next items shows the minimum and maximum total operating expenses charged by underlying funds/portfolios for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying funds/portfolios fees and expenses are contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(13):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	2.66%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of variable account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1279	$2264	$2813	$5399
If the contract is annuitized at the end of the applicable time period Or if you do not surrender your contract.	$579	$1724	$2813	$5399

(1)	During the accumulation phase the fees may be different that those described in the Annuity Contract Fee Table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each variable account’s account value as a percentage of the contract’s total account value. The service charge is deducted on each contract anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk fee, for a total annual mortality and expense risk fee of (1.95%).

(7)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk fee, for a total annual mortality and expense risk fee of (1.35%).

(8)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk fee of (1.15%). The fee is only charged in the first four contract years.

(9)	The Premium Accelerator fee is only deducted in the first nine contract years.

(10)	The Double Enhanced Death Benefit and Liquidity Rider fees are included herein.

(11)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

(12)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.

(13)	The fee table information relating to the underlying funds/portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

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1.	THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Occidental Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you - owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The contract is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept purchase payments for new contracts.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Occidental Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

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Maximum Total Purchase Payments

Cumulative purchase payments above $1,000,000 for issue ages 0 to 80 require prior approval by Transamerica. For issue ages over 80, cumulative purchase payments above $500,000 require prior approval by Transamerica.

Allocation of Purchase Payments

When you add additional purchase payments to the contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Variable Account

The following variable subaccounts are available under the contract. The subaccounts invest in shares of the various underlying funds/portfolios. The companies that provide investment advice and administrative services for the underlying funds/portfolios offered through this contract are listed below. The following variable investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS

Managed by Transamerica Investment

Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation	Portfolio (Subadvised by Fayez Saofim & Co.)

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio (Subadvised by Newton Capital Management Limited)

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio (Subadvised by Jennison Associates LLC)

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DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio (Subadvised by Founders Asset Management LLC)

Founders Growth Portfolio (Subadvised by Founders Asset Management LLC)

Founders International Equity Portfolio (Subadvised by Founders Asset Management LLC)

MidCap Stock Portfolio

Technology Growth Portfolio

Contract owners who purchased a contract after January 22, 3001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying funds/portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds/portfolios to be the same as those of other portfolios or funds.

More detailed information, including an explanation of the fund’s/portfolio’s investment objectives, may be found in the current prospectus for the underlying funds/portfolios, which accompany this prospectus. You should read the prospectuses for the underlying funds/portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the variable account invests in the underlying funds/portfolios.

We do not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your contract specification page (the “guaranteed

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minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the contract is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during

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this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This contract was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any purchase payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding

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period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more contract that we believe are connected.

In addition to our internal policies and procedures, we will administer your contract to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying funds/portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to

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sales, including commissions to registered representatives and other promotional expenses. After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 - 1	7%
1 - 2	7%
2 - 3	6%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity date and not from the purchase payment date;

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•	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of purchase payment; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%; and for the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution–related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

•	you begin receiving annuity payments;

•	you surrender the contract; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

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Transfer Fee

You are allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine contract years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund/portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying funds/portfolios for more information.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account

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value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the variable account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders or transfers of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

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•	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain contracts and may not be applicable for all contracts.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity date. You can change this date by giving us written notice 30 days before the current annuity date. The new annuity date must be at least 30 days after we receive notice of the change. The latest annuity date generally cannot be after the contract month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity date is 30 days after you purchase your contract. Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1, and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed

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period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant. (For qualified contracts the death benefit ceases on the date the surviving joint annuitant reaches the IRS age limitation.)

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

Other annuity payments may be arranged by agreement with Transamerica. Certain annuity payments may not be available in all states.

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NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and

•	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

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IF:

•	you are not the annuitant; and

•	you die on or after the annuity date; and

•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments under the Life with Emergency CashSM; and

•	annuitant dies before age 101 (or earlier, if a qualified contract);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:

•	account value on the date we receive the required information; or

•	cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix C. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:

•	the total purchase payments; less

•	any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

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The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date (and the owner is 75 or older on the contract date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

B.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total purchase payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the contract application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain contracts and may not be available for all contracts.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your contract.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a

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nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate. The contract may contain death benefit features that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders—Qualified Contracts

The information herein describing the taxation of nonqualified contracts does not apply to qualified contracts.

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the

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date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Contracts

The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the purchase payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Surrenders—Nonqualified Contracts

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your purchase payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your purchase payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from purchase payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and fixed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment,

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selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

We have the right to modify the contract to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

10.	ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate.

There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but contract owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year.

The Guaranteed Minimum Income Benefit may vary by state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

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The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 50%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider

The optional Additional Death Benefit Rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider is only available for issue ages through age 80.

Additional Death Benefit Rider Amount. The Additional Death Benefit Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The Additional Death Benefit Rider is equal to:

•	the Additional Death Benefit Rider factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the account value on the date of death; minus

•	account value on the rider date; minus

•	purchase payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Benefit Rider if there are no rider earnings on the date the death benefit is calculated.

If you purchased your contract as part of a 1035 exchange or added the Additional Death Benefit Rider after you purchased the contract, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Benefit Rider was added to your contract.

The Additional Death Benefit Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

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No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the contract, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the contract and the Additional Death Benefit Rider will be considered.

Please see the SAI for an example which illustrates the Additional Death Benefit Rider payable as well as the effect of a partial surrender on the Additional Death Benefit Rider.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving a death benefit and the Additional Death Benefit Rider Amount, the spouse will receive a one-time account value increase equal to the Additional Death Benefit Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Benefit Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the Additional Death Benefit Rider is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider may be re-elected, however, a new rider will be issued and the Additional Death Benefit Rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider.

The Additional Death Benefit Rider may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider II is available only for issue ages through age 75.

Additional Death Benefit Rider II Amount. The Additional Death Benefit Rider II is only payable if a death benefit is paid on the base contract to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

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No benefit is payable under the Additional Death Benefit Rider II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the contract and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving the death benefit and additional benefit, the spouse will receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the additional death benefit is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Benefit Rider II may vary for certain contracts and may not be available for all contracts.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the contract without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of

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variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in Appendix B to the prospectus and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain contracts and may not be available for all contracts.

Premium Accelerator Rider

The Premium Accelerator rider was only available at the time you purchased your contract and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No Premium Accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine contract years. Also, interest credited to the fixed account may be lower than interest credited to the contract without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
more than 9	0

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain contracts and may not be available for all contracts.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

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•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain contracts and may not be available for all contracts.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the contract date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	the contract must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary by state and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

•	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers from certain source options (discussed below) into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more variable accumulation units when prices

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are low and fewer variable accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started.

A minimum of $250 per transfer is required. Thus, for example, $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable source options listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once the minimum required purchase payment is received even if multiple sources are funding your contract. If additional payments are received while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program;

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed account source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive purchase payments after a Dollar Cost Averaging program is completed and the additional purchase payment meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional purchase payments after a Dollar Cost Averaging program is completed, and the additional purchase payment does not meet the minimum requirements to start a Dollar Cost Averaging program

THEN;

•	we will, absent new instructions to the contrary, allocate the additional purchase payment as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before completion;

THEN:

•	we will absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

36

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.

Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica is a wholly owned subsidiary of Transamerica Insurance Corporation, which in turn is a direct subsidiary of Transamerica Corporation. Transamerica Corporation is an indirect subsidiary of AEGON N.V., one of the world’s leading international insurance groups.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying funds/portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable

37

account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of purchase payments to a particular subaccount, please read the prospectuses for the underlying funds/portfolios. The underlying funds/portfolios are not limited to selling their shares to this variable account and can accept investments from any variable account or qualified retirement plan. Since the underlying funds/portfolios are available to registered variable accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their variable accounts from the underlying funds/portfolios. See the underlying funds’/portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new variable accumulation units at the then current price. Because of changes in market value, your new variable accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds/portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distributor of the Contracts

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers

38

(“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms. These commissions are not deducted from purchase payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

39

Legal Proceedings

There are no legal proceedings to which the variable account is a party or to which the assets of the variable account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the variable account, AFSG Securities Corporation, or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Benefit Rider – Additional Information

Additional Death Benefit Rider II – Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

40

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2003. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Occidental Life Insurance Company Attention: Customer Care Group 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Total Variable Account Annual Expenses: 2.50%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$1.160764	0.000
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.118302	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.266961	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$1.170234	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$1.191613	0.000
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.354955	0.000
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.370969	0.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.101379	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.001382	0.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.351206	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.295911	0.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.000000	$1.203814	0.000
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$1.187097	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.015516	0.000

41

Total Variable Account Annual Expenses: 2.50%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.227797	0.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.348279	0.000
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$1.309585	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$1.192504	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.351098	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.251541	0.000
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.330119	0.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 2.50%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.205665	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.987637	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

42

Total Variable Account Annual Expenses: 1.30%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.837329	$0.998754	3,442,054.087
2002	$1.000000	$0.837329	1,152,464.949
Balanced Portfolio – Service Class(1)
2003	$0.748900	$1.015191	685,558.946
2002	$1.000000	$0.871400	291,702.227
Developing Leaders Portfolio – Service Class(1)
2003	$0.748900	$0.971085	597,001.992
2002	$1.000000	$0.748900	265,683.254
Disciplined Stock Portfolio – Service Class(1)
2003	$0.809960	$0.985974	341,668.487
2002	$1.000000	$0.809960	215,701.982
Growth and Income Portfolio – Service Class(1)
2003	$0.780676	$0.973826	666,792.985
2002	$1.000000	$0.780676	480,758.647
International Equity Portfolio – Service Class(1)
2003	$0.802572	$1.129519	154,826.113
2002	$1.000000	$0.802572	62,516.133
International Value Portfolio – Service Class(1)
2003	$0.801301	$1.078034	432,606.442
2002	$1.000000	$0.801301	197,462.003
Limited Term High Yield Portfolio – Service Class(1)
2003	$0.855051	$1.099737	325,989.021
2002	$1.000000	$0.855051	327,769.046
Quality Bond Portfolio – Service Class(1)
2003	$1.044870	$1.080807	5,082,325.772
2002	$1.000000	$1.044870	1,960,946.036
Small Company Stock Portfolio – Service Class(1)
2003	$0.775624	$1.091817	227,321.864
2002	$1.000000	$0.775624	155,197.835
Special Value Portfolio – Service Class(1)
2003	$0.827655	$1.076125	130,960.684
2002	$1.000000	$0.827655	80,960.001
Stock Index Fund, Inc. – Service Class(1)
2003	$0.809430	$1.023219	2,406,711.640
2002	$1.000000	$0.809430	871,193.095
Socially Responsible Growth Fund, Inc. – Service Class(1)
2003	$0.753859	$0.935828	215,521.606
2002	$1.000000	$0.753859	95,486.763
Core Bond Portfolio – Service Class(1)
2003	$1.036628	$1.096127	2,164,087.310
2002	$1.000000	$1.036628	967,861.480

43

Total Variable Account Annual Expenses: 1.30%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$0.796894	$1.008051	2,193,220.004
2002	$1.000000	$0.796894	983,770.185
Emerging Leaders Portfolio – Service Class(1)
2003	$0.769399	$1.117755	525,358.869
2002	$1.000000	$0.769399	276,334.131
Founders Discovery Portfolio – Service Class(1)
2003	$0.708281	$0.950830	89,862.199
2002	$1.000000	$0.708281	18,308.682
Founders Growth Portfolio – Service Class(1)
2003	$0.759074	$0.979568	168,293.362
2002	$1.000000	$0.759074	97,920.568
Founders International Equity Portfolio – Service Class(1)
2003	$0.753694	$1.011312	86,265.011
2002	$1.000000	$0.753694	53,635.649
MidCap Stock Portfolio – Service Class(1)
2003	$0.803700	$1.043162	912,997.391
2002	$1.000000	$0.803700	535,717.020
Technology Growth Portfolio – Service Class(1)
2003	$0.704948	$1.048150	172,388.483
2002	$1.000000	$0.704948	93,573.701

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.30%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$0.842931	$1.091940	43,548.632
2002	$1.000000	$0.842931	55,649.635
Money Market(2)
2003	$1.000352	$0.994396	818,219.148
2002	$1.000000	$1.000352	385,823.081

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

44

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the variable account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the “Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance. An investment in the Money Market Subaccount is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. Although the subaccount seeks to preserve the value of your investment to $1.00 per share, it is possible to lose money by investing in the subaccount.

Money Market Subaccount. The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular contract, or one or more riders are elected, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee,

45

the administrative charges, including an administration charge of $35 per annum adjusted for average account size. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

TABLE 1 - A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Double Enhanced Death Benefit

(Total Variable Account Annual Expenses: 2.10%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	23.47%	-4.74%	-26.49%	May 1, 1998
Appreciation Portfolio – Service Class	12.57%	-2.81%	-20.20%	April 5, 1993
Balanced Portfolio – Service Class	9.63%	-4.00%	-20.62%	May 1, 1997
Developing Leaders Portfolio – Service Class	23.60%	3.93%	-12.33%	January 4, 1993
Disciplined Stock Portfolio – Service Class	15.18%	-5.30%	-27.98%	May 1, 1996
Growth and Income Portfolio – Service Class	18.37%	-3.03%	-22.39%	December 15, 1994
International Equity Portfolio – Service Class	35.35%	-0.46%	-26.15%	December 15, 1994
International Value Portfolio – Service Class	28.77%	2.22%	-7.79%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	22.48%	-3.07%	-2.27%	April 30, 1997
Quality Bond Portfolio – Service Class	-3.73%	3.14%	7.21%	January 4, 1993
Small Company Stock Portfolio – Service Class	35.38%	3.33%	-0.15%	May 1, 1996
Special Value Portfolio – Service Class	23.98%	0.15%	-9.23%	January 4, 1993
Stock Index Fund, Inc. – Service Class	20.14%	-3.95%	-23.89%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	17.73%	-7.45%	-40.86%	October 7, 1993
Core Bond Portfolio – Service Class	-1.44%	N/A	6.90%	May 1, 2000
Core Value Portfolio – Service Class	20.24%	2.42%	-15.06%	May 1, 1998
Emerging Leaders Portfolio – Service Class	40.17%	N/A	15.20%	May 1, 2000
Founders Discovery Portfolio – Service Class	28.46%	N/A	-36.16%	May 1, 2000
Founders Growth Portfolio – Service Class	22.94%	N/A	-35.06%	May 3, 1999
Founders International Equity Portfolio – Service Class	28.40%	N/A	-39.92%	October 1, 1999
MidCap Stock Portfolio – Service Class	23.74%	3.10%	-1.19%	May 1, 1998
Technology Growth Portfolio – Service Class	43.78%	N/A	-48.51%	October 1, 1999

46

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Variable Account Annual Expenses: 1.50%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	24.29%	-4.15%	-25.08%	May 1, 1998
Appreciation Portfolio – Service Class	13.33%	-2.21%	-18.67%	April 5, 1993
Balanced Portfolio – Service Class	10.36%	-3.40%	-19.10%	May 1, 1997
Developing Leaders Portfolio – Service Class	24.42%	4.60%	-10.66%	January 4, 1993
Disciplined Stock Portfolio – Service Class	15.94%	-4.71%	-26.59%	May 1, 1996
Growth and Income Portfolio – Service Class	19.16%	-2.42%	-20.91%	December 15, 1994
International Equity Portfolio – Service Class	36.24%	0.16%	-24.74%	December 15, 1994
International Value Portfolio – Service Class	29.62%	2.88%	-6.04%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	23.30%	-2.46%	-0.41%	April 30, 1997
Quality Bond Portfolio – Service Class	-3.11%	3.80%	9.37%	January 4, 1993
Small Company Stock Portfolio – Service Class	36.27%	3.99%	1.74%	May 1, 1996
Special Value Portfolio – Service Class	24.80%	0.78%	-7.51%	January 4, 1993
Stock Index Fund, Inc. – Service Class	20.94%	-3.35%	-22.43%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class(	18.52%	-6.87%	-39.71%	October 7, 1993
Core Bond Portfolio – Service Class	-0.82%	N/A	9.06%	May 1, 2000
Core Value Portfolio – Service Class	21.03%	3.08%	-13.44%	May 1, 1998
Emerging Leaders Portfolio – Service Class	41.09%	N/A	17.50%	May 1, 2000
Founders Discovery Portfolio – Service Class	29.31%	N/A	-34.93%	May 1, 2000
Founders Growth Portfolio – Service Class	23.76%	N/A	-33.81%	May 3, 1999
Founders International Equity Portfolio – Service Class	29.24%	N/A	-38.76%	October 1, 1999
MidCap Stock Portfolio – Service Class	24.56%	3.76%	0.69%	May 1, 1998
Technology Growth Portfolio – Service Class	44.73%	N/A	-47.50%	October 1, 1999

47

TABLE 1 – C

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Variable Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	24.56%	-3.95%	1.39%	May 1, 1998
Appreciation Portfolio – Service Class	13.58%	-2.00%	9.60%	April 5, 1993
Balanced Portfolio – Service Class	10.61%	-3.20%	3.20%	May 1, 1997
Developing Leaders Portfolio – Service Class	24.70%	4.82%	12.58%	January 4, 1993
Disciplined Stock Portfolio – Service Class	16.20%	-4.51%	6.20%	May 1, 1996
Growth and Income Portfolio – Service Class	19.42%	-2.22%	9.35%	December 15, 1994
International Equity Portfolio – Service Class	36.54%	0.36%	3.66%	December 15, 1994
International Value Portfolio – Service Class	29.90%	3.10%	4.60%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	23.57%	-2.26%	-0.46%	April 30, 1997
Quality Bond Portfolio – Service Class	-2.91%	4.03%	5.58%	January 4, 1993
Small Company Stock Portfolio – Service Class	36.57%	4.21%	5.53%	May 1, 1996
Special Value Portfolio – Service Class	25.07%	0.98%	5.16%	January 4, 1993
Stock Index Fund, Inc. – Service Class	21.21%	-3.15%	9.02%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	18.78%	-6.67%	7.26%	October 7, 1993
Core Bond Portfolio – Service Class	-0.61%	N/A	4.86%	May 1, 2000
Core Value Portfolio – Service Class	21.30%	3.30%	1.48%	May 1, 1998
Emerging Leaders Portfolio – Service Class	41.40%	N/A	11.07%	May 1, 2000
Founders Discovery Portfolio – Service Class	29.59%	N/A	-18.34%	May 1, 2000
Founders Growth Portfolio – Service Class	24.03%	N/A	-9.59%	May 3, 1999
Founders International Equity Portfolio – Service Class	29.52%	N/A	-7.63%	October 1, 1999
MidCap Stock Portfolio – Service Class	24.83%	3.98%	2.79%	May 1, 1998
Technology Growth Portfolio – Service Class	45.04%	N/A	-11.31%	October 1, 1999

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

48

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the variable account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

TABLE 2 - A

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Double Enhanced Death Benefit

(Total Variable Account Annual Expenses: 2.10%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	28.52%	-3.84%	-21.04%	May 1, 1998
Appreciation Portfolio – Service Class	18.34%	-1.97%	-14.75%	April 5, 1993
Balanced Portfolio – Service Class	15.58%	-3.12%	-15.17%	May 1, 1997
Developing Leaders Portfolio – Service Class	28.65%	4.49%	-6.88%	January 4, 1993
Disciplined Stock Portfolio – Service Class	20.77%	-4.38%	-22.53%	May 1, 1996
Growth and Income Portfolio – Service Class	23.76%	-2.18%	-16.95%	December 15, 1994
International Equity Portfolio – Service Class	39.63%	0.31%	-20.70%	December 15, 1994
International Value Portfolio – Service Class	33.48%	2.88%	-2.34%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	27.59%	-2.22%	3.18%	April 30, 1997
Quality Bond Portfolio – Service Class	2.62%	3.75%	12.50%	January 4, 1993
Small Company Stock Portfolio – Service Class	39.66%	3.92%	5.30%	May 1, 1996
Special Value Portfolio – Service Class	29.00%	0.91%	-3.78%	January 4, 1993
Stock Index Fund, Inc. – Service Class	25.41%	-3.07%	-18.45%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	23.16%	-6.44%	-35.41%	October 7, 1993
Core Bond Portfolio – Service Class	4.90%	N/A	12.22%	May 1, 2000
Core Value Portfolio – Service Class	25.50%	3.07%	-9.61%	May 1, 1998
Emerging Leaders Portfolio – Service Class	44.13%	N/A	20.05%	May 1, 2000
Founders Discovery Portfolio – Service Class	33.19%	N/A	-30.71%	May 1, 2000
Founders Growth Portfolio – Service Class	28.03%	N/A	-29.61%	May 3, 1999
Founders International Equity Portfolio – Service Class	33.13%	N/A	-34.47%	October 1, 1999
MidCap Stock Portfolio – Service Class	28.77%	3.71%	4.26%	May 1, 1998
Technology Growth Portfolio – Service Class	47.51%	N/A	-43.06%	October 1, 1999

49

TABLE 2 – B

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Variable Account Annual Expenses: 1.50%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	29.29%	-3.26%	-19.63%	May 1, 1998
Appreciation Portfolio – Service Class	19.04%	-1.38%	-13.22%	April 5, 1993
Balanced Portfolio – Service Class	16.27%	-2.54%	-13.65%	May 1, 1997
Developing Leaders Portfolio – Service Class	29.41%	5.12%	-5.21%	January 4, 1993
Disciplined Stock Portfolio – Service Class	21.49%	-3.80%	-21.14%	May 1, 1996
Growth and Income Portfolio – Service Class	24.49%	-1.59%	-15.46%	December 15, 1994
International Equity Portfolio – Service Class	40.46%	0.91%	-19.29%	December 15, 1994
International Value Portfolio – Service Class	34.27%	3.50%	-0.59%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	28.36%	-1.63%	5.04%	April 30, 1997
Quality Bond Portfolio – Service Class	3.23%	4.37%	14.55%	January 4, 1993
Small Company Stock Portfolio – Service Class	40.49%	4.54%	7.19%	May 1, 1996
Special Value Portfolio – Service Class	29.77%	1.51%	-2.06%	January 4, 1993
Stock Index Fund, Inc. – Service Class	26.16%	-2.49%	-16.99%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	23.89%	-5.88%	-34.26%	October 7, 1993
Core Bond Portfolio – Service Class	5.53%	N/A	14.26%	May 1, 2000
Core Value Portfolio – Service Class	26.25%	3.68%	-7.99%	May 1, 1998
Emerging Markets Portfolio – Service Class	44.99%	N/A	22.21%	May 1, 2000
Founders Discovery Portfolio – Service Class	33.98%	N/A	-29.48%	May 1, 2000
Founders Growth Portfolio – Service Class	28.79%	N/A	-28.36%	May 3, 1999
Founders International Equity Portfolio – Service Class	33.92%	N/A	-33.31%	October 1, 1999
MidCap Stock Portfolio – Service Class	29.54%	4.33%	6.14%	May 1, 1998
Technology Growth Portfolio – Service Class	48.39%	N/A	-42.05%	October 1, 1999

50

TABLE 2 – C

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Variable Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Transamerica Equity – Initial Class	29.54%	-3.07%	2.01%	May 1, 1998
Appreciation Portfolio – Service Class	19.28%	-1.19%	9.64%	April 5, 1993
Balanced Portfolio – Service Class	16.50%	-2.35%	3.52%	May 1, 1997
Developing Leaders Portfolio – Service Class	29.67%	5.33%	12.63%	January 4, 1993
Disciplined Stock Portfolio – Service Class	21.73%	-3.61%	6.25%	May 1, 1996
Growth and Income Portfolio – Service Class	24.74%	-1.40%	9.40%	December 15, 1994
International Equity Portfolio – Service Class	40.74%	1.11%	3.71%	December 15, 1994
International Value Portfolio – Service Class	34.54%	3.71%	4.65%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	28.62%	-1.44%	0.00%	April 30, 1997
Quality Bond Portfolio – Service Class	3.44%	4.58%	5.63%	January 4, 1993
Small Company Stock Portfolio – Service Class	40.77%	4.75%	5.58%	May 1, 1996
Special Value Portfolio – Service Class	30.02%	1.71%	5.21%	January 4, 1993
Stock Index Fund, Inc. – Service Class	26.41%	-2.29%	9.07%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	24.14%	-5.70%	7.31%	October 7, 1993
Core Bond Portfolio – Service Class	5.74%	N/A	5.99%	May 1, 2000
Core Value Portfolio – Service Class	26.50%	3.89%	2.10%	May 1, 1998
Emerging Leaders Portfolio – Service Class	45.28%	N/A	11.73%	May 1, 2000
Founders Discovery Portfolio – Service Class	34.24%	N/A	-15.87%	May 1, 2000
Founders Growth Portfolio – Service Class	29.05%	N/A	-8.19%	May 3, 1999
Founders International Equity Portfolio – Service Class	34.18%	N/A	-6.25%	October 1, 1999
MidCap Stock Portfolio – Service Class	29.79%	4.54%	3.32%	May 1, 1998
Technology Growth Portfolio – Service Class	48.68%	N/A	-9.75%	October 1, 1999

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

51

APPENDIX C

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Contract Form)	January 1993
AV696 101 145 901 (Contract Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

52

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401

Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment option.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	No	Yes

Guaranteed Minimum Income Benefit	Yes	Yes

Additional Death Benefit Rider	Yes	Yes

Liquidity Rider	No	Yes

Premium Accelerator	No	Yes

53

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Supplement Dated July 1, 2003

to the

Prospectus dated May 1, 2004

Effective immediately, we will not accept any purchase payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any purchase payment or transfer which would result in the account value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2004

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2004 by calling 1-800-525-6205, or by writing to Transamerica Occidental Life Insurance Company, Attention: Customer Care Group,, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Occidental Life Insurance Company will not accept purchase payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2004

GLOSSARY OF TERMS

Account Value—On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	losses in the variable account; minus

•	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

Adjusted Account Value—An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the date in which the contract becomes effective and on each contract anniversary thereof.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and which are not in the variable account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Contract—A contract other than a qualified contract.

Owner— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge—An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount—A subdivision within the variable account, the assets of which are invested in a specified underlying fund/portfolio.

Surrender Charge—A percentage of each purchase payment in an amount from 7% to 0% depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a “contingent deferred sales charge.”

Variable Account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit—An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period—The period of time from one determination of variable accumulation unit values and variable annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE CONTRACT — GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The contract, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3)

create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the contract
C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this contract form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment

cannot cause the adjusted account value to fall

below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73

Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .07 = 3,442.68
Net surrender value at middle of contract year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of contract year 2
Account value at middle of contract year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 55,931.21 - 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (1.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial surrender amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) =-553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge),

New EPW = 15,000/(1 – .07) = 16,129.03

SC = .07 * (16,129.03 - (-553.66)) = 1,167.79
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76

Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .07) = 16,129.03

SC = .07 * (16,129.03 – 553.66) = 1,090.28
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity date. If no election is made prior to the annuity date, annuity payments will be made uing (i) life income with level payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years certain using the existing account value of the variable account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;

(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender = 5,000 + 10,494
$23,241	adjusted partial surrender = 15,494 * (75,000/50,000)
$51,759	New guaranteed minimum death benefit (after surrender) = 75,000 - 23,241
$34,506	New account value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in account value	= $	15,494

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 15,556 * (75,000/75,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New account value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in account value	= $	15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity date, the new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted account value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the contract as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments

AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the

United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the account value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total purchase payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.45% on an annual basis; On a daily basis, this equals .000039442.

Then, the net investment factor =	(11.57 + 0 - 0) - .000039442 = Z = 1.014872839
(11.40)

Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where: A =	The variable accumulation unit value for the immediately preceding valuation period.
	Assume	= $X

B =	The net investment factor for the current valuation period.
	Assume	= Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually.

Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant

Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where:	A =	variable annuity unit value for the immediately preceding valuation period.
Assume = $X

	B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.
Assume = Y

	C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the variable annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:	A =	The adjusted account value as of the annuity date.
Assume = $X
	B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units =	A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

	B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of variable annuity units =	$X	= Z
$Y

ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Contract Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings= $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base contract death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Contract Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations– account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base contract death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new contract opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial account value since new contract)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base contract Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U - UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the variable account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best

Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2003 and 2002, $4,218,824.33 and $17,357,266.88, respectively, commissions were paid to AFSG Securities Corporation as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by

Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Occidental Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners as of December 31, 2003, and for the periods indicated thereon, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Occidental Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Variable Account Annual Expenses: 2.50%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$1.160764	0.000
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.118302	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.266961	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$1.170234	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$1.191613	0.000
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.354955	0.000
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.370969	0.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.101379	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.001382	0.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.351206	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.295911	0.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.000000	$1.203814	0.000
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$1.187097	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.015516	0.000
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.227797	0.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.348279	0.000
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$1.309585	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$1.192504	0.000

Total Variable Account Annual Expenses: 2.50%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.351098	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.251541	0.000
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.330119	0.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 2.50%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.205665	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.987637	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 2.30%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$1.162282	0.000
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.119762	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.268600	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$1.171764	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$1.193173	0.000
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.356725	0.000
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.372760	0.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.102822	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.002692	0.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.352975	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.297595	0.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.000000	$1.205386	0.000
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$1.188647	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.016838	0.000
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.229392	0.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.350042	0.000
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$1.311299	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$1.194057	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.352864	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.253178	0.000
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.331857	0.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 2.30%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.207241	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.988926	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 2.10%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$1.163795	35,513.7054
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.121224	22,759.5497
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.270261	9,179.2331
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$1.173295	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$1.194729	0.000
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.358506	0.000
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.374554	0.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.104260	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.004010	34,751.493
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.354738	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.299291	0.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.000000	$1.206951	19,884.822
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$1.190202	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.018170	117,208.991
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.230996	18,036.726
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.351808	8,805.754
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$1.313013	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$1.195620	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.354631	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.254809	0.000
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$8,474.073	$1.333591

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 2.10%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.208820	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.990215	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.90%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$1.165308	0.000
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.122687	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.271926	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$1.174828	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$1.196302	0.000
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.360279	0.000
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.376355	0.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.105712	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.005320	0.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.356506	0.000
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.300987	0.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.000000	$1.208543	0.000
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$1.191759	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.019507	0.000
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.232613	0.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.353576	0.000
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$1.314723	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$1.197191	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.356400	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.256448	0.000
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.335341	0.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.90%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.210396	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.991521	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.85%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.981374	$1.164242	0.000
2002	$1.000000	$0.981374	100.000
Balanced Portfolio – Service Class(1)
2003	$1.003330	$1.162591	0.000
2002	$1.000000	$1.003330	100.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.031439	$1.330242	0.000
2002	$1.000000	$1.031439	100.000
Disciplined Stock Portfolio – Service Class(1)
2003	$0.989476	$1.197999	0.000
2002	$1.000000	$0.989476	100.000
Growth and Income Portfolio – Service Class(1)
2003	$0.995174	$1.234690	0.000
2002	$1.000000	$0.995174	100.000
International Equity Portfolio – Service Class(1)
2003	$1.009855	$1.413562	0.000
2002	$1.000000	$1.009855	$100.000
International Value Portfolio – Service Class(1)
2003	$1.002806	$1.341858	0.000
2002	$1.000000	$1.002806	100.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.063512	$1.360469	0.000
2002	$1.000000	$1.063512	100.000
Quality Bond Portfolio – Service Class(1)
2003	$1.020865	$1.050275	0.000
2002	$1.000000	$1.020865	100.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.022701	$1.431866	0.000
2002	$1.000000	$1.022701	100.000
Special Value Portfolio – Service Class(1)
2003	$1.033119	$1.336040	0.000
2002	$1.000000	$1.033119	100.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.003599	$1.261826	0.000
2002	$1.000000	$1.003599	100.000
Socially Responsible Growth – Service Class(1)
2003	$0.984585	$1.215676	0.000
2002	$1.000000	$0.984585	100.000
Core Bond Portfolio – Service Class(1)
2003	$1.020236	$1.072961	0.000
2002	$1.000000	$1.020236	100.000

Total Variable Account Annual Expenses: 1.85%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$1.005712	$1.265323	0.000
2002	$1.000000	$1.005712	100.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.060555	$1.532432	0.000
2002	$1.000000	$1.060555	100.000
Founders Discovery Portfolio – Service Class(1)
2003	$0.997491	$1.331872	0.000
2002	$1.000000	$0.997491	100.000
Founders Growth Portfolio – Service Class(1)
2003	$0.990443	$1.271252	0.000
2002	$1.000000	$0.990443	100.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.017330	$1.357703	0.000
2002	$1.000000	$1.017330	100.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.031466	$1.331565	0.000
2002	$1.000000	$1.031466	100.000
Technology Growth Portfolio – Service Class(1)
2003	$1.006302	$1.488164	0.000
2002	$1.000000	$1.006302	100.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.85%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.313882	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.987580	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.80%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.981440	$1.164893	154,874.746
2002	$1.000000	$0.981440	100.0000
Balanced Portfolio – Service Class(1)
2003	$1.003398	$1.163243	0.000
2002	$1.000000	$1.003398	100.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.031504	$1.330986	0.000
2002	$1.000000	$1.031504	100.000
Disciplined Stock Portfolio – Service Class(1)
2003	$0.989541	$1.198668	0.000
2002	$1.000000	$0.989541	100.000
Growth and Income Portfolio – Service Class(1)
2003	$0.995239	$1.235390	0.000
2002	$1.000000	$0.995239	100.000
International Equity Portfolio – Service Class(1)
2003	$1.009923	$1.414355	14,356.056
2002	$1.000000	$1.009923	100.000
International Value Portfolio – Service Class(1)
2003	$1.002874	$1.342603	15,140.429
2002	$1.000000	$1.002874	100.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.063577	$1.361215	12,736.185
2002	$1.000000	$1.063577	100.000
Quality Bond Portfolio – Service Class(1)
2003	$1.020939	$1.050868	14,950.567
2002	$1.000000	$1.020939	100.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.022770	$1.432663	0.000
2002	$1.000000	$1.022770	100.000
Special Value Portfolio – Service Class(1)
2003	$1.033188	$1.336776	0.000
2002	$1.000000	$1.033188	151.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.003666	$1.262528	0.000
2002	$1.000000	$1.003666	100.000
Socially Responsible Growth – Service Class(1)
2003	$0.984653	$1.216341	0.000
2002	$1.000000	$0.984653	100.000
Core Bond Portfolio – Service Class(1)
2003	$1.020305	$1.073559	76,235.108
2002	$1.000000	$1.020305	100.000

Total Variable Account Annual Expenses: 1.80%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$1.005778	$1.266034	0.000
2002	$1.000000	$1.005778	100.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.060623	$1.533282	57,173.235
2002	$1.000000	$1.060623	100.000
Founders Discovery Portfolio – Service Class(1)
2003	$0.997557	$1.332598	0.000
2002	$1.000000	$0.997557	100.000
Founders Growth Portfolio – Service Class(1)
2003	$0.990511	$1.271960	0.000
2002	$1.000000	$0.990511	100.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.017397	$1.358456	0.000
2002	$1.000000	$1.017397	127.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.031530	$1.332293	59,596.234
2002	$1.000000	$1.031530	100.000
Technology Growth Portfolio – Service Class(1)
2003	$1.006373	$1.489000	0.000
2002	$1.000000	$1.006373	100.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.80%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.314625	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.988127	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.70%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.981572	$1.166204	0.000
2002	$1.000000	$0.981572	100.000
Balanced Portfolio – Service Class(1)
2003	$1.003532	$1.164540	0.000
2002	$1.000000	$1.003532	100.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.031643	$1.332452	0.000
2002	$1.000000	$1.031643	100.000
Disciplined Stock Portfolio – Service Class(1)
2003	$0.989676	$1.199999	0.000
2002	$1.000000	$0.989676	100.000
Growth and Income Portfolio – Service Class(1)
2003	$0.995377	$1.236770	0.000
2002	$1.000000	$0.995377	100.000
International Equity Portfolio – Service Class(1)
2003	$1.010061	$1.415928	0.000
2002	$1.000000	$1.010061	100.000
International Value Portfolio – Service Class(1)
2003	$1.003009	$1.344107	0.000
2002	$1.000000	$1.003009	100.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.063723	$1.362741	0.000
2002	$1.000000	$1.063723	100.000
Quality Bond Portfolio – Service Class(1)
2003	$1.021072	$1.052044	0.000
2002	$1.000000	$1.021072	100.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.022904	$1.434260	0.000
2002	$1.000000	$1.022904	100.000
Special Value Portfolio – Service Class(1)
2003	$1.033329	$1.338284	0.000
2002	$1.000000	$1.033329	100.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.003800	$1.263942	0.000
2002	$1.000000	$1.003800	100.000
Socially Responsible Growth – Service Class(1)
2003	$0.984784	$1.217703	0.000
2002	$1.000000	$0.984784	100.000
Core Bond Portfolio – Service Class(1)
2003	$1.020444	$1.074769	0.000
2002	$1.000000	$1.020444	100.000

Total Variable Account Annual Expenses: 1.70%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$1.005913	$1.267446	0.000
2002	$1.000000	$1.005913	100.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.060773	$1.535007	0.000
2002	$1.000000	$1.060773	100.000
Founders Discovery Portfolio – Service Class(1)
2003	$0.997691	$1.334101	0.000
2002	$1.000000	$0.997691	100.000
Founders Growth Portfolio – Service Class(1)
2003	$0.990639	$1.273375	0.000
2002	$1.000000	$0.990639	100.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.017532	$1.359974	0.000
2002	$1.000000	$1.017532	100.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.031669	$1.333778	0.000
2002	$1.000000	$1.031669	100.000
Technology Growth Portfolio – Service Class(1)
2003	$1.006508	$1.490650	0.000
2002	$1.000000	$1.006508	100.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.70%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.316080	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.989235	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.65%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.981639	$1.166849	0.000
2002	$1.000000	$0.981639	100.000
Balanced Portfolio – Service Class(1)
2003	$1.003598	$1.165194	0.000
2002	$1.000000	$1.003598	100.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.031713	$1.333202	0.000
2002	$1.000000	$1.031713	100.000
Disciplined Stock Portfolio – Service Class(1)
2003	$0.989744	$1.200682	22,267.784
2002	$1.000000	$0.989744	3,591.607
Growth and Income Portfolio – Service Class(1)
2003	$0.995441	$1.237454	22,137.969
2002	$1.000000	$0.995441	3,540.553
International Equity Portfolio – Service Class(1)
2003	$1.010125	$1.416724	0.000
2002	$1.000000	$1.010125	100.000
International Value Portfolio – Service Class(1)
2003	$1.003075	$1.344852	0.000
2002	$1.000000	$1.003075	100.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.003075	$1.363513	0.000
2002	$1.000000	$1.003075	100.000
Quality Bond Portfolio – Service Class(1)
2003	$1.021145	$1.052625	0.000
2002	$1.000000	$1.021145	100.000
Small Company Stock Portfolio – Service Class(1)
2003	$1.022975	$1.435056	0.000
2002	$1.000000	$1.022975	100.000
Special Value Portfolio – Service Class(1)
2003	$1.033397	$1.339019	0.000
2002	$1.000000	$1.033397	151.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.003871	$1.264655	21,848.148
2002	$1.000000	$1.003871	3,536.894
Socially Responsible Growth – Service Class(1)
2003	$0.984848	$1.218374	0.000
2002	$1.000000	$0.984848	100.000
Core Bond Portfolio – Service Class(1)
2003	$1.020511	$1.075359	0.000
2002	$1.000000	$1.020511	100.000

Total Variable Account Annual Expenses: 1.65%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$1.005982	$1.268159	0.000
2002	$1.000000	$1.005982	100.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.060843	$1.535860	0.000
2002	$1.000000	$1.060843	100.000
Founders Discovery Portfolio – Service Class(1)
2003	$0.997761	$1.334841	0.000
2002	$1.000000	$0.997761	100.000
Founders Growth Portfolio – Service Class(1)
2003	$0.990709	$1.274102	0.000
2002	$1.000000	$0.990709	100.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.017599	$1.360744	0.000
2002	$1.000000	$1.017599	127.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.031740	$1.334534	21,561.245
2002	$1.000000	$1.031740	3,490.318
Technology Growth Portfolio – Service Class(1)
2003	$1.006573	$1.491485	0.000
2002	$1.000000	$1.006573	100.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.65%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.020031	$1.316807	0.000
2002	$1.000000	$1.020031	100.000
Money Market Portfolio(2)
2003	$0.999153	$0.989783	0.000
2002	$1.000000	$0.999153	100.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.50%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$1.000000	$1.168378	6,650.915
Balanced Portfolio – Service Class(1)
2003	$1.000000	$1.125646	0.000
Developing Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.275264	0.000
Disciplined Stock Portfolio – Service Class(1)
2003	$1.000000	$1.177910	0.000
Growth and Income Portfolio – Service Class(1)
2003	$1.000000	$1.199436	0.000
International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.363860	0.000
International Value Portfolio – Service Class(1)
2003	$1.000000	$1.379972	0.000
Limited Term High Yield Portfolio – Service Class(1)
2003	$1.000000	$1.108615	0.000
Quality Bond Portfolio – Service Class(1)
2003	$1.000000	$1.007968	29,228.144
Small Company Stock Portfolio – Service Class(1)
2003	$1.000000	$1.360069	13,208.519
Special Value Portfolio – Service Class(1)
2003	$1.000000	$1.304416	0.000
Stock Index Fund, Inc. – Service Class(1)
2003	$1.000000	$1.211705	19,730.830
Socially Responsible Growth – Service Class(1)
2003	$1.000000	$1.194894	0.000
Core Bond Portfolio – Service Class(1)
2003	$1.000000	$1.022199	0.000
Core Value Portfolio – Service Class(1)
2003	$1.000000	$1.235847	0.000
Emerging Leaders Portfolio – Service Class(1)
2003	$1.000000	$1.357125	3,546.617
Founders Discovery Portfolio – Service Class(1)
2003	$1.000000	$1.318174	0.000
Founders Growth Portfolio – Service Class(1)
2003	$1.000000	$1.200332	0.000
Founders International Equity Portfolio – Service Class(1)
2003	$1.000000	$1.359967	0.000
MidCap Stock Portfolio – Service Class(1)
2003	$1.000000	$1.259751	0.000
Technology Growth Portfolio – Service Class(1)
2003	$1.000000	$1.338854	0.000

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.50%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$1.000000	$1.213582	0.000
Money Market Portfolio(2)
2003	$1.000000	$0.994129	0.000

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.45%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.836505	$0.996304	5,096,031.028
2002	$1.000000	$0.836505	2,343,816.217
Balanced Portfolio – Service Class(1)
2003	$0.870539	$1.012701	927,200.366
2002	$1.000000	$0.870539	545,868.219
Developing Leaders Portfolio – Service Class(1)
2003	$0.748154	$0.968686	972,325.464
2002	$1.000000	$0.748154	469,631.102
Disciplined Stock Portfolio – Service Class(1)
2003	$0.809156	$0.983529	605,271.094
2002	$1.000000	$0.809156	305,292.960
Growth and Income Portfolio – Service Class(1)
2003	$0.779892	$0.971411	1,196,807.938
2002	$1.000000	$0.779892	775,032.170
International Equity Portfolio – Service Class(1)
2003	$0.801779	$1.126730	457,894.273
2002	$1.000000	$0.801779	231,505.748
International Value Portfolio – Service Class(1)
2003	$0.800507	$1.075381	593,336.141
2002	$1.000000	$0.800507	277,264.703
Limited Term High Yield Portfolio – Service Class(1)
2003	$0.854200	$1.097017	657,813.010
2002	$1.000000	$0.854200	304,855.969
Quality Bond Portfolio – Service Class(1)
2003	$1.043839	$1.078138	3,712,795.332
2002	$1.000000	$1.043839	2,231,989.027
Small Company Stock Portfolio – Service Class(1)
2003	$0.774856	$1.089128	342,149.006
2002	$1.000000	$0.774856	47,982.378
Special Value Portfolio – Service Class(1)
2003	$0.826835	$1.073475	346,849.328
2002	$1.000000	$0.826835	264,523.874
Stock Index Fund, Inc. – Service Class(1)
2003	$0.808638	$1.020708	2,679,945.470
2002	$1.000000	$0.808638	1,319,378.010
Socially Responsible Growth – Service Class(1)
2003	$0.753110	$0.933524	146,367.909
2002	$1.000000	$0.753110	97,137.681
Core Bond Portfolio – Service Class(1)
2003	$1.035593	$1.093401	4,514,264.064
2002	$1.000000	$1.035593	1,959,415.860

Total Variable Account Annual Expenses: 1.45%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$0.796103	$1.005558	3,918,930.027
2002	$1.000000	$0.796103	1,902,726.726
Emerging Leaders Portfolio – Service Class(1)
2003	$0.768636	$1.115011	1,578,895.353
2002	$1.000000	$0.768636	671,114.659
Founders Discovery Portfolio – Service Class(1)
2003	$0.707576	$0.948477	50,849.797
2002	$1.000000	$0.707576	18,117.954
Founders Growth Portfolio – Service Class(1)
2003	$0.758319	$0.977150	81,812.850
2002	$1.000000	$0.758319	42,078.619
Founders International Equity Portfolio – Service Class(1)
2003	$0.752941	$1.008812	75,859.136
2002	$1.000000	$0.752941	33,854.590
MidCap Stock Portfolio – Service Class(1)
2003	$0.802907	$1.040589	1,575,596.686
2002	$1.000000	$0.802907	857,601.259
Technology Growth Portfolio – Service Class(1)
2003	$0.704242	$1.045556	535,884.349
2002	$1.000000	$0.704242	226,689.487

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.45%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$0.842088	$1.089233	87,834.487
2002	$1.000000	$0.842088	25,426.568
Money Market Portfolio(2)
2003	$0.999366	$0.991945	827,783.466
2002	$1.000000	$0.999366	395,266.354

(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$27.812	$33.140811	1,203,718.062
2002	$33.933	$27.812	1,287,152.473
2001	$37.729	$33.933	731,798.395
Balanced Portfolio – Service Class(1)
2003	$10.752	$12.514629	1,611,287.034
2002	$12.923	$10.752	1,847,363.68
2001	$14.533	$12.923	1,100,499.219
Developing Leaders Portfolio – Service Class(1)
2003	$64.177	$83.135053	102,665.847
2002	$80.652	$64.177	118,808.669
2001	$86.109	$80.652	57,268.440
Disciplined Stock Portfolio – Service Class(1)
2003	$12.993	$15.800592	486,390.078
2002	$17.049	$12.993	559,134.996
2001	$20.256	$17.049	384,844.742
Growth and Income Portfolio – Service Class(1)
2003	$21.756	$27.111778	771,900.341
2002	$29.595	$21.756	833,823.358
2001	$32.284	$29.595	503,479.557
International Equity Portfolio – Service Class(1)
2003	$11.885	$16.710433	142,361.331
2002	$14.381	$11.885	138,700.796
2001	$20.866	$14.381	110,400.612
International Value Portfolio – Service Class(1)
2003	$10.460	$14.059011	355,239.803
2002	$12.088	$10.460	353,503.947
2001	$13.994	$12.088	170,087.266
Limited Term High Yield Portfolio – Service Class(1)
2003	$7.731	$9.933428	731,475.946
2002	$9.024	$7.731	500,704.266
2001	$9.609	$9.024	271,205.510
Quality Bond Portfolio – Service Class(1)
2003	$19.122	$19.760442	1,951,639.872
2002	$18.042	$19.122	2,265,254.374
2001	$17.410	$18.042	1,074,818.006
Small Company Stock Portfolio – Service Class(1)
2003	$10.705	$15.054384	292,380.671
2002	$13.551	$10.705	261,523.837
2001	$13.456	$13.551	137,822.098

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Special Value Portfolio – Service Class(1)
2003	$13.498	$17.532663	248,762.475
2002	$16.163	$13.498	250,961.697
2001	$17.357	$16.163	148,932.102
Stock Index Fund, Inc. – Service Class(1)
2003	$31.161	$39.352722	938,076.588
2002	$40.797	$31.161	995,839.139
2001	$48.054	$40.797	553,642.667
Socially Responsible Growth Fund, Inc. – Service Class(1)
2003	$20.523	$25.451736	296,580.120
2002	$29.367	$20.523	323,312.675
2001	$40.334	$29.367	247,846.709
Core Bond Portfolio – Service Class(1)
2003	$11.675	$12.332697	3,263,399.770
2002	$11.086	$11.675	3,719,163.217
2001	$10.877	$11.086	2,095,855.394
Core Value Portfolio – Service Class(1)
2003	$8.851	$11.185612	2,961,976.471
2002	$11.703	$8.851	3,170,761.237
2001	$11.989	$11.703	1,644,988.805
Emerging Leaders Portfolio – Service Class(1)
2003	$10.311	$14.965385	682,057.859
2002	$13.077	$10.311	693,421.072
2001	$11.890	$13.077	302,977.532
Founders Discovery Portfolio – Service Class(1)
2003	$3.942	$5.286784	522,523.371
2002	$5.987	$3.942	545,060.313
2001	$7.201	$5.987	386,833.093
Founders Growth Portfolio – Service Class(1)
2003	$5.183	$6.681386	750,152.240
2002	$7.320	$5.183	737,655.707
2001	$9.574	$7.320	498,157.518
Founders International Equity Portfolio – Service Class(1)
2003	$5.645	$7.569716	233,357.854
2002	$7.867	$5.645	250,755.796
2001	$11.473	$7.867	177,003.733

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MidCap Stock Portfolio – Service Class(1)
2003	$9.231	$11.969158	1,559,798.923
2002	$10.715	$9.231	1,593,930.290
2001	$10.832	$10.715	837,658.891
Technology Growth Portfolio – Service Class(1)
2003	$4.335	$6.438464	1,011,216.368
2002	$7.274	$4.335	1,080,609.769
2001	$12.401	$7.274	967,986.322

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(7)
2003	$8.556	$11.072522	2,279,895.239
2002	$11.157	$8.556	2,689,539.614
2001	$13.736	$11.157	3,352,423.693
2000	$15.422	$13.736	3,644,221.142
1999	$11.35	$15.422	2,963,758.863
1998	$10.00	$11.35	1,634,054.907
Appreciation Portfolio – Initial Class(2)
2003	$27.969	$33.422396	5,195,190.333
2002	$34.053	$27.969	6,064,087.558
2001	$38.077	$34.053	7,366,868.292
2000	$38.862	$38.077	8,193,471.439
1999	$35.36	$38.862	8,513,807.354
1998	$27.532	$35.36	8,121,246.029
1997	$21.802	$27.532	6,447,159.634
1996	$17.610	$21.802	3,665,146.389
1995	$13.373	$17.610	2,077,029.504
1994	$13.160	$13.373	919,622.615
Balanced Portfolio – Initial Class(6)
2003	$10.792	$12.575061	4,265,359.613
2002	$12.949	$10.792	4,821,459.890
2001	$14.450	$12.949	5,964,638.892
2000	$15.101	$14.450	5,776,345.909
1999	$14.16	$15.101	4,426,908.448
1998	$11.738	$14.16	2,280,501.753
1997	$10.000	$11.738	647,855.304
Developing Leaders Portfolio – Initial Class(1)
2003	$64.569	$83.858469	1,256,012.232
2002	$80.956	$64.569	1,495,667.076
2001	$87.446	$80.956	1,755,966.852
2000	$78.255	$87.446	2,018,390.168
1999	$64.44	$78.255	2,096,729.991
1998	$67.668	$64.44	2,615,765.058
1997	$58.773	$67.668	2,954,842.907
1996	$51.121	$58.773	2,736,720.675
1995	$40.064	$51.121	2,155,879.198
1994	$37.702	$40.064	1,250,237.625
Disciplined Stock Portfolio – Initial Class(5)
2003	$13.039	$15.884955	3,858,676.227
2002	$17.086	$13.039	4,675,616.303
2001	$19.977	$17.086	5,890,686.117
2000	$22.295	$19.977	6,539,032.706
1999	$19.09	$22.295	5,856,978.740
1998	$15.272	$19.09	4,753,022.290
1997	$11.776	$15.272	2,278,146.352
1996	$10.00	$11.776	618,809.191

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value At End of Period	Number of Accumulation Units Outstanding at End of Period
Growth and Income Portfolio – Initial Class(4)
2003	$21.861	$27.287406	3,953,385.811
2002	$29.686	$21.861	4,679,209.677
2001	$31.974	$29.686	5,926,304.581
2000	$33.694	$31.974	6,432,258.706
1999	$29.23	$33.694	6,548,394.692
1998	$26.509	$29.23	7,270,897.396
1997	$23.131	$26.509	7,480,387.355
1996	$19.426	$23.131	6,332,649.215
1995	$12.167	$19.426	2,565,038.589
1994	$12.177	$12.167	4,300.380
International Equity Portfolio – Initial Class(4)
2003	$11.951	$16.840959	1,528,041.258
2002	$14.416	$11.951	1,803,441.127
2001	$20.643	$14.416	2,253,497.876
2000	$25.038	$20.643	2,629,168.557
1999	$15.89	$25.038	2,296,712.753
1998	$15.422	$15.89	2,456,885.911
1997	$14.267	$15.422	2,176,230.247
1996	$12.964	$14.267	1,480,395.223
1995	$12.240	$12.964	530,374.642
1994	$12.247	$12.240	8,552.073
International Value Portfolio – Initial Class(5)
2003	$10.445	$14.046184	983,345.859
2002	$12.067	$10.445	1,135,394.813
2001	$14.101	$12.067	1,164,395.489
2000	$14.846	$14.101	1,377,476.194
1999	$11.78	$14.846	1,432,408.023
1998	$10.982	$11.78	1,380,692.935
1997	$10.244	$10.982	1,047,389.002
1996	$10.00	$10.244	230,868.491
Limited Term High Yield Portfolio – Initial Class(6)
2003	$7.745	$9.928779	2,112,043.888
2002	$9.028	$7.745	2,126,437.981
2001	$9.428	$9.028	2,748,955.097
2000	$10.422	$9.428	3,514,966.504
1999	$10.73	$10.422	5,300,351.762
1998	$10.852	$10.73	6,458,312.119
1997	$10.000	$10.852	2,424,231.798

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value At End of Period	Number of Accumulation Units Outstanding at End of Period
Quality Bond Portfolio – Initial Class(1)
2003	$19.231	$19.903122	3,890,535.749
2002	$18.095	$19.231	4,901,782.851
2001	$17.199	$18.095	4,966,205.213
2000	$15.683	$17.199	4,333,498.116
1999	$15.88	$15.683	5,010,813.856
1998	$15.260	$15.88	5,030,446.431
1997	$14.142	$15.260	4,020,220.452
1996	$13.908	$14.142	3,072,774.847
1995	$11.710	$13.908	2,052,313.888
1994	$12.445	$11.710	931,527.691
Small Company Stock Portfolio – Initial Class(5)
2003	$10.766	$15.176147	1,258,255.906
2002	$13.597	$10.766	1,244,505.619
2001	$14.003	$13.597	1,479,035.551
2000	$13.083	$14.003	1,666,683.284
1999	$11.99	$13.083	1,665,730.260
1998	$12.935	$11.99	2,111,028.689
1997	$10.772	$12.935	1,604,089.554
1996	$10.00	$10.772	543,949.419
Special Value Portfolio – Initial Class(1)
2003	$13.532	$17.581567	1,209,413.611
2002	$16.197	$13.532	1,372,011.626
2001	$17.848	$16.197	1,678,906.413
2000	$17.122	$17.848	1,959,903.631
1999	$16.19	$17.122	2,347,756.875
1998	$14.185	$16.19	2,764,173.241
1997	$11.682	$14.185	2,649,561.005
1996	$12.292	$11.682	1,232,530.711
1995	$12.496	$12.292	1,288,429.555
1994	$12.861	$12.496	1,486,438.137
Money Market Portfolio – Initial Class(1)
2003	$1.3497	$1.340330	53,137,961.912
2002	$1.349	$1.3497	77,153,614.929
2001	$1.316	$1.349	81,225,135.541
2000	$1.258	$1.316	59,855,370.259
1999	$1.22	$1.258	64,761,299.670
1998	$1.175	$1.22	53,939,642.196
1997	$1.132	$1.175	42,660,950.364
1996	$1.093	$1.132	38,983,053.941
1995	$1.048	$1.093	31,807,563.947
1994	$1.018	$1.048	23,559,789.795

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value At End of Period	Number of Accumulation Units Outstanding at End of Period
Stock Index Fund, Inc. – Initial Class(1)
2003	$31.34	$39.671542	3,648,176.310
2002	$40.930	$31.34	4,126,592.432
2001	$47.264	$40.930	5,101,627.890
2000	$52.828	$47.264	5,610,267.635
1999	$44.42	$52.828	5,113,716.960
1998	$35.128	$44.42	4,443,711.383
1997	$26.791	$35.128	3,357,236.245
1996	$22.172	$26.791	2,030,280.057
1995	$16.437	$22.172	977,271.816
1994	$16.521	$16.437	348,937.285
Socially Responsible Growth Fund, Inc. – Initial Class(3)
2003	$20.651	$25.662502	1,679,623.544
2002	$29.472	$20.651	2,085,657.987
2001	$38.602	$29.472	2,795,959.566
2000	$43.996	$38.602	3,085,982.201
1999	$34.30	$43.996	2,399,067.265
1998	$26.879	$34.30	1,744,708.001
1997	$21.221	$26.879	1,335,814.063
1996	$17.752	$21.221	708,680.320
1995	$13.377	$17.752	295,077.936
1994	$13.364	$13.377	135,018.350
Core Bond Portfolio – Initial Class(10)
2003	$11.674	$12.350118	2,010,074.248
2002	$11.095	$11.674	2,250,537.092
2001	$10.762	$11.095	1,854,166.941
2000	$10.00	$10.762	401,440.673
Core Value Portfolio – Initial Class(7)
2003	$8.854	$11.213553	2,399,640.235
2002	$11.703	$8.854	2,611,095.265
2001	$12.120	$11.703	2,768,228.725
2000	$10.967	$12.120	1,671,632.569
1999	$9.29	$10.967	618,554.557
1998	$10.00	$9.29	95,759.521
Emerging Leaders Portfolio – Initial Class(10)
2003	$10.346	$15.061576	895,298.443
2002	$13.091	$10.346	825,512.979
2001	$12.209	$13.091	764,463.997
2000	$10.00	$12.209	237,691.634
Founders Discovery Portfolio – Initial Class(10)
2003	$3.954	$5.310616	1,382,341.503
2002	$6.005	$3.954	1,557,682.226
2001	$7.474	$6.005	1,976,068.628
2000	$10.00	$7.474	1,566,915.606

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value At End of Period	Number of Accumulation Units Outstanding at End of Period
Founders Growth Portfolio – Initial Class(8)
2003	$5.189	$6.687426	2,142,526.497
2002	$7.333	$5.189	2,390,883.718
2001	$9.299	$7.333	2,947,769.953
2000	$12.632	$9.299	2,497,719.994
1999	$10.00	$12.632	209,797.215
Founders International Equity Portfolio – Initial Class(9)
2003	$5.647	$7.563312	726,824.196
2002	$7.860	$5.647	763,674.604
2001	$11.317	$7.860	988,311.468
2000	$13.894	$11.317	889,774.353
1999	$10.00	$13.894	51,377.647
MidCap Stock Portfolio – Initial Class(7)
2003	$9.256	$12.024296	2,733,761.281
2002	$10.726	$9.256	2,754,004.474
2001	$11.244	$10.726	2,863,076.333
2000	$10.529	$11.244	2,352,335.934
1999	$9.63	$10.529	677,575.571
1998	$10.00	$9.63	467,292.833
Technology Growth Portfolio – Initial Class(9)
2003	$4.365	$6.498373	6,009,063.878
2002	$7.305	$4.365	6,505,016.042
2001	$11.078	$7.305	8,574,826.108
2000	$15.383	$11.078	9,024,925.748
1999	$10.00	$15.383	2,898,342.133

(1)	Sub-Account inception January 4, 1993.

(2)	Sub-Account inception April 5, 1993.

(3)	Sub-Account inception October 7, 1993.

(4)	Sub-Account inception December 15, 1994.

(5)	Sub-Account inception May 1, 1996

(6)	Sub-Account inception May 1, 1997.

(7)	Sub-Account inception May 1, 1998.

(8)	Sub-Account inception May 3, 1999.

(9)	Sub-Account inception October 1, 1999.

(10)	Sub-Account inception May 1, 2000

Total Variable Account Annual Expenses: 1.30%

For Service Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio – Service Class(1)
2003	$0.837329	$0.998754	3,442,054.087
2002	$1.000000	$0.837329	1,152,464.949
Balanced Portfolio – Service Class(1)
2003	$0.748900	$1.015191	685,558.946
2002	$1.000000	$0.871400	291,702.227
Developing Leaders Portfolio – Service Class(1)
2003	$0.748900	$0.971085	597,001.992
2002	$1.000000	$0.748900	265,683.254
Disciplined Stock Portfolio – Service Class(1)
2003	$0.809960	$0.985974	341,668.487
2002	$1.000000	$0.809960	215,701.982
Growth and Income Portfolio – Service Class(1)
2003	$0.780676	$0.973826	666,792.985
2002	$1.000000	$0.780676	480,758.647
International Equity Portfolio – Service Class(1)
2003	$0.802572	$1.129519	154,826.113
2002	$1.000000	$0.802572	62,516.133
International Value Portfolio – Service Class(1)
2003	$0.801301	$1.078034	432,606.442
2002	$1.000000	$0.801301	197,462.003
Limited Term High Yield Portfolio – Service Class(1)
2003	$0.855051	$1.099737	325,989.021
2002	$1.000000	$0.855051	327,769.046
Quality Bond Portfolio – Service Class(1)
2003	$1.044870	$1.080807	5,082,325.772
2002	$1.000000	$1.044870	1,960,946.036
Small Company Stock Portfolio – Service Class(1)
2003	$0.775624	$1.091817	227,321.864
2002	$1.000000	$0.775624	155,197.835
Special Value Portfolio – Service Class(1)
2003	$0.827655	$1.076125	130,960.684
2002	$1.000000	$0.827655	80,960.001
Stock Index Fund, Inc. – Service Class(1)
2003	$0.809430	$1.023219	2,406,711.640
2002	$1.000000	$0.809430	871,193.095
Socially Responsible Growth Fund, Inc. – Service Class(1)
2003	$0.753859	$0.935828	215,521.606
2002	$1.000000	$0.753859	95,486.763
Core Bond Portfolio – Service Class(1)
2003	$1.036628	$1.096127	2,164,087.310
2002	$1.000000	$1.036628	967,861.480

Total Variable Account Annual Expenses: 1.30%

For Service Class Shares

(continued)

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Core Value Portfolio – Service Class(1)
2003	$0.796894	$1.008051	2,193,220.004
2002	$1.000000	$0.796894	983,770.185
Emerging Leaders Portfolio – Service Class(1)
2003	$0.769399	$1.117755	525,358.869
2002	$1.000000	$0.769399	276,334.131
Founders Discovery Portfolio – Service Class(1)
2003	$0.708281	$0.950830	89,862.199
2002	$1.000000	$0.708281	18,308.682
Founders Growth Portfolio – Service Class(1)
2003	$0.759074	$0.979568	168,293.362
2002	$1.000000	$0.759074	97,920.568
Founders International Equity Portfolio – Service Class(1)
2003	$0.753694	$1.011312	86,265.011
2002	$1.000000	$0.753694	53,635.649
MidCap Stock Portfolio – Service Class(1)
2003	$0.803700	$1.043162	912,997.391
2002	$1.000000	$0.803700	535,717.020
Technology Growth Portfolio – Service Class(1)
2003	$0.704948	$1.048150	172,388.483
2002	$1.000000	$0.704948	93,573.701

(1)	Sub-Account inception January 22, 2001

Total Variable Account Annual Expenses: 1.30%

For Initial Class Shares

Sub-account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity – Initial Class(1)
2003	$0.842931	$1.091940	43,548.632
2002	$1.000000	$0.842931	55,649.635
Money Market(2)
2003	$1.000352	$0.994396	818,219.148
2002	$1.000000	$1.000352	385,823.081
(1)	Sub-Account inception May 1, 1998.

(2)	Sub-Account inception January 4, 1993.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Occidental Life Insurance Company

Years Ended December 31, 2003, 2002, and 2001

Transamerica Occidental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2003 Transamerica Occidental Life Insurance Company changed its accounting policy for derivative instruments.

As described in Note 2 to the financial statements, in 2002 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As described in Note 2 to the financial statements, in 2001 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 13, 2004

2

Transamerica Occidental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2003	2002
Admitted assets
Cash and invested assets:
Bonds	$15,066,244	$13,898,350
Preferred stocks:
Affiliated entities	7,534	231
Other	78,726	82,917
Common stocks:
Affiliated entities (cost: 2003 - $838,189; 2002– $645,348)	1,225,522	1,091,504
Other (cost: 2003 – $139,500; 2002 – $80,911)	163,831	82,793
Mortgage loans on real estate	2,656,834	2,107,263
Real estate at cost, less accumulated depreciation: (2003 – $-0-; 2002 – $128,877)
Investment properties	186	186
Properties held for sale	—	80,164
Policy loans	390,670	402,556
Cash and short-term investments	552,752	233,666
Receivables for securities	1,198	2,498
Other invested assets	944,760	808,877

Total cash and invested assets	21,088,257	18,791,005
Federal and foreign income tax recoverable	107,707	69,193
Net deferred income tax asset	110,202	134,048
Accrued investment income	204,950	210,140
Premiums deferred and uncollected	144,033	193,010
Reinsurance receivable	249,380	151,745
Receivable from parent, subsidiaries and affiliates	108,073	190,311
Accounts receivable	124,230	75,603
General agents pension fund	60,777	47,991
Funds withheld by affiliates under reinsurance treaties	849,774	830,952
Other admitted assets	85,294	213,289
Separate account assets	3,441,820	3,209,025

Total admitted assets	$26,574,497	$24,116,312

3

	December 31
	2003	2002
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,471,583	$5,846,575
Annuity	3,664,395	3,719,371
Accident and health	107,463	77,596
Liability for deposit-type contracts	5,601,934	4,510,173
Policy and contract claim reserves:
Life	185,692	300,497
Accident and health	78,045	84,674
Other policyholders’ funds	14,898	14,434
Municipal reverse repurchase agreements	507,380	493,976
Remittances and items not allocated	238,868	153,272
Short-term notes payable to affiliates	141,300	214,000
Asset valuation reserve	207,631	116,315
Interest maintenance reserve	240,176	133,408
Funds held under coinsurance and other reinsurance treaties	2,720,039	2,762,248
Reinsurance in unauthorized reinsurers	35,410	13,829
Commissions and expense allowances payable on reinsurance assumed	40,108	27,509
Payable for securities	582,772	—
Securities lending liability	57,262	—
Transfers to separate accounts due or accrued	(55,590)	(67,751)
Other liabilities	260,737	230,022
Separate account liabilities	3,322,613	3,117,280

Total liabilities	24,422,716	21,747,428
Capital and surplus:
Common stock, $12.50 per share par value, 4,000,000 shares authorized, 1,103,467 issued and outstanding	13,793	27,587
Preferred stock, $12.50 per share par value, 4,000,000 shares authorized, 1,103,466 issued and outstanding (total liquidation value - $825,000)	13,793	—
Surplus notes	200,000	200,000
Paid-in surplus	1,168,279	1,168,279
Unassigned surplus	755,916	973,018

Total capital and surplus	2,151,781	2,368,884

Total liabilities and capital and surplus	$26,574,497	$24,116,312

See accompanying notes.

4

Transamerica Occidental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,304,728	$1,202,857	$1,176,575
Annuity	346,140	747,213	492,944
Accident and health	38,390	42,426	66,672
Net investment income	1,028,923	1,052,416	1,194,667
Amortization of interest maintenance reserve	14,812	714	629
Commissions and expense allowances on reinsurance ceded	463,938	301,824	308,252
Income from fees associated with investment management, administration and contract guarantees for separate accounts	32,088	38,359	34,348
Modco reinsurance reserve adjustment	13,686	225,067	591,716
Other income	31,051	15,976	61,387

	3,273,756	3,626,852	3,927,190
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	583,781	510,349	562,473
Surrender benefits	698,192	1,049,760	1,231,866
Other benefits	614,160	616,594	721,076
Increase (decrease) in aggregate reserves for policies and contracts:
Life	625,008	645,634	423,176
Annuity	(54,976)	(105,336)	(175,893)
Accident and health	29,867	3,562	(30,092)

	2,496,032	2,720,563	2,732,606
Insurance expenses:
Commissions	562,203	451,204	481,455
General insurance expenses	213,245	225,659	249,466
Taxes, licenses and fees	47,842	41,260	33,889
Net transfer from separate accounts	(181,292)	(238,754)	(42,615)
Modco reinsurance interest adjustment	(81,858)	325,866	420,478
Other	(26,555)	(18,129)	6,229

	533,585	787,106	1,148,902

	3,029,617	3,507,669	3,881,508

Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	244,139	119,183	45,682

5

Transamerica Occidental Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Dividends to policyholders	$16,243	$2,025	$9,073

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	227,896	117,158	36,609
Federal income tax expense (benefit)	18,330	41,008	(11,575)

Gain from operations before net realized capital gains on investments	209,566	76,150	48,184
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred from/to interest maintenance reserve)	(38,459)	(140,670)	13,610

Net income (loss)	$171,107	$(64,520)	$61,794

See accompanying notes.

6

Transamerica Occidental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2001	$27,587	$—	$—	$589,600	$927,278	$1,544,465
Cumulative effect of change in accounting principles	—	—	—	—	59,703	59,703
Net income	—	—	—	—	61,794	61,794
Change in non-admitted assets	—	—	—	—	47,524	47,524
Change in unrealized capital gains/losses	—	—	—	—	(110,781)	(110,781)
Change in asset valuation reserve	—	—	—	—	152,318	152,318
Tax benefit on stock options exercised	—	—	—	—	2	2
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(44,127)	(44,127)
Change in surplus in separate accounts	—	—	—	—	(26,046)	(26,046)
Change in net deferred income tax asset	—	—	—	—	60,600	60,600
Change in surplus due to reinsurance	—	—	—	—	10,659	10,659
Correction of error	—	—	—	—	3,410	3,410
Capital contribution	—	—	—	300,000	—	300,000

Balance at December 31, 2001	27,587	—	—	889,600	1,142,334	2,059,521
Cumulative effect of change in accounting principle	—	—	—	—	(108,739)	(108,739)
Net loss	—	—	—	—	(64,520)	(64,520)
Change in non-admitted assets	—	—	—	—	(48,268)	(48,268)
Change in unrealized capital gains/loses	—	—	—	—	(114,321)	(114,321)
Change in asset valuation reserve	—	—	—	—	62,992	62,992
Change in liability for reinsurance in unauthorized companies	—	—	—	—	63,980	63,980
Change in surplus in separate accounts	—	—	—	—	(34,133)	(34,133)
Change in net deferred income tax asset	—	—	—	—	83,357	83,357
Change in reserve on account of change in valuation basis	—	—	—	—	12,510	12,510
Issuance of surplus notes	—	—	200,000	—	—	200,000
Change in surplus due to reinsurance	—	—	—	—	(22,174)	(22,174)
Capital contribution	—	—	—	278,679	—	278,679

Balance at December 31, 2002	$27,587	$—	$200,000	$1,168,279	$973,018	$2,368,884
Net income	—	—	—	—	171,107	171,107
Change in non-admitted assets	—	—	—	—	39,048	39,048
Change in unrealized capital gains/losses	—	—	—	—	8,367	8,367
Change in asset valuation reserve	—	—	—	—	(91,316)	(91,316)
Dividend to stockholders	—	—	—	—	(250,000)	(250,000)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(21,581)	(21,581)
Change in surplus in separate accounts	—	—	—	—	25,978	25,978
Change in net deferred income tax asset	—	—	—	—	(69,945)	(69,945)
Change in surplus due to reinsurance	—	—	—	—	(28,761)	(28,761)
Redemption of common stock and issuance of preferred stock	(13,794)	13,793	—	—	1	—

Balance at December 31, 2003	$13,793	$13,793	$200,000	$1,168,279	$755,916	$2,151,781

See accompanying notes.

7

Transamerica Occidental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Operating activities
Premiums collected, net of reinsurance	$1,738,204	$2,044,414	$1,705,802
Net investment income received	1,017,933	1,065,669	1,230,605
Miscellaneous income	718,004	373,284	1,492,303
Benefit and loss related payments	(2,056,715)	(2,055,224)	(2,716,397)
Net transfers to separate accounts	267,312	349,336	(397,583)
Commissions, expenses paid and aggregate write-ins for deductions	(715,232)	(1,034,003)	(2,239,006)
Dividends paid to policyholders	(16,197)	(12,439)	(9,189)
Federal and foreign income taxes paid	(115,697)	(41,217)	(226,729)

Net cash provided by (used in) operating activities	837,612	689,820	(1,160,194)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	9,706,218	10,637,192	8,563,654
Stocks	235,022	479,164	443,059
Mortgage loans	287,215	170,600	117,761
Real estate	91,784	—	4,938
Other invested assets	184,558	125,795	25,831
Miscellaneous proceeds	621,036	115,736	84,864

Total investment proceeds	11,125,833	11,528,487	9,240,107
Cost of investments acquired:
Bonds	(10,676,032)	(10,543,121)	(8,111,235)
Stocks	(483,226)	(509,283)	(434,984)
Mortgage loans	(840,687)	(586,643)	(667,399)
Real estate	(12,742)	(347)	(370)
Other invested assets	(320,323)	(110,342)	(398,649)
Miscellaneous applications	(23,205)	(64,722)	(40,278)

Total cost of investments acquired	(12,356,215)	(11,814,458)	(9,652,915)
Net decrease in policy loans	11,886	5,958	6,543

Net cost of investments acquired	(12,344,329)	(11,808,500)	(9,646,372)

Net cash used in investing activities	(1,218,496)	(280,013)	(406,265)

8

Transamerica Occidental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Financing and miscellaneous activities
Surplus notes	$—	$200,000	$—
Capital and paid-in surplus, less treasury stock	—	50,000	300,000
Borrowed funds received	(72,700)	214,000	—
Net deposits on deposit-type contracts and other insurance liabilities	961,300	(766,136)	386,786
Dividends to stockholders	(250,000)	—	—
Other cash provided	61,370	(46,918)	951,905

Net cash provided by (used in) financing and miscellaneous activities	699,970	(349,054)	1,638,691

Net increase in cash and short-term investments	319,086	60,753	72,232
Cash and short-term investments:
Beginning of year	233,666	172,913	100,681

End of year	$552,752	$233,666	$172,913

See accompanying notes.

9

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the Company) is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Service Company, which is an indirect wholly-owned subsidiary of Transamerica Corporation (Transamerica). Transamerica is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. At December 31, 2003, the Company has one wholly-owned insurance subsidiary, Transamerica Life Insurance and Annuity Company (TALIAC).

Nature of Business

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company’s customers are primarily in the United States and are distributed in 49 states and the District of Columbia.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

10

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as could be required under GAAP for fair value hedges.

11

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

12

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received for and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life,

13

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

14

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in affiliated and non-affiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of the Company’s affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures Manual and Purposes and Procedures Manual of the SVO.

15

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $16,196 and $20,367, respectively, with respect to such practices.

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or

16

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the

17

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

swapped currencies. At maturity, the principal amounts are again swapped at a predetermined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P and NASDAQ indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the

18

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gain or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

19

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

20

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 12.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50 Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency, and are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

21

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as an increase or decrease directly to the liability balance, and are not reported as premiums, benefits or changes in reserve in the statement of operations.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $41,068, $131,583, and $191,967 in 2003, 2002, and 2001, respectively. In addition, the Company received $32,088, $38,359, and $34,348 in 2003, 2002 and 2001, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

22

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance Ceded

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Prior Year Adjustments

Prior year adjustments charged directly to surplus in 2001 relate to various suspense account adjustments of $3,410. These adjustments were made to balances in existence at December 31, 2000 and this write off has been treated as a correction of an error.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus as of January 1, 2003.

23

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39. The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The cumulative effect of adopting Guideline 39 on December 31, 2002 was $108,739, which was charged directly to unassigned surplus as a cumulative effect of a change in accounting principle.

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce of the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Iowa Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $59,703 as of January 1, 2001. This amount was made up by the establishment of deferred income tax assets of $58,009 and investment adjustments that increased surplus by $12,724, offset by the establishment of a guaranty fund accrual of $4,317 and the establishment of a vacation accrual amount of $6,713.

24

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Investment securities: Fair values for bonds and redeemable preferred stocks are based on quoted market prices, where available. For bonds and redeemable preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks, other than affiliated entities, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate floors, caps, swaps, and swaptions and currency swaps: Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Short-term notes payable to affiliates: The fair value for short-term notes payable to affiliates approximate their carrying value.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

25

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Separate account annuity liabilities: The fair value for certain separate account annuity liabilities included in the total herein approximates the market value of the separate account assets, while the fair value for other separate account annuity liabilities is estimated using discounted cash flow calculations.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Bonds	$15,066,244	$15,938,516	$13,898,350	$14,690,125
Preferred stocks, other than affiliates	78,726	86,302	82,917	81,816
Common stocks, other than affiliates	163,831	163,831	82,793	82,793
Mortgage loans on real estate	2,656,834	2,824,792	2,107,263	2,293,768
Policy loans	390,670	390,670	402,556	402,556
Floors, caps, options and swaptions	9,782	9,581	17,317	18,092
Interest rate and currency swaps	(24,064)	(57,687)	8,714	(93,783)
Cash and short-term investments	552,752	552,752	233,666	233,666
Separate account assets	3,441,820	3,441,820	3,209,025	3,209,025

Liabilities
Investment contract liabilities	8,218,947	8,366,578	6,505,231	6,695,592
Net short-term notes payable to affiliates	141,300	141,300	214,000	214,000
Separate account annuity liabilities	3,179,007	3,208,852	2,979,670	2,987,744

26

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2003		2002
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly owned subsidiaries:
NEF Investment Company	$1,008	$—	$1,005	$—
Transamerica Life Insurance and Annuity Company	678,418	1,153,429	478,418	999,342
USA Administration Services Inc.	16,161	—	16,161	—
Transamerica Life Insurance Company of New York	—	—	148,600	92,162
Transamerica China Investment Holdings LTD	1,164	339	1,164	—

	696,751	1,153,768	645,348	1,091,504
Minority-owned subsidiary:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	141,438	71,754	—	—

	$838,189	$1,225,522	$645,348	$1,091,504

Additionally, the Company held preferred stock of USA Administration Services Inc. with a carrying value of $373 and $231 at December 31, 2003 and 2002, respectively. The Company also held 12.6% of issued and outstanding preferred stock of Transamerica Financial Life Insurance Company with a carrying value and cost of $7,161 at December 31, 2003.

At December 31, 2002, the Company owned all of the outstanding shares of Transamerica Life Insurance Company of New York (TONY). During 2003, TONY was merged into Transamerica Financial Life Insurance Company (TFLIC). As a result of this merger, the Company received 12.6% of the common and preferred shares of TFLIC.

27

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Certain statutory-basis financial information with respect to the Company’s wholly-owned insurance subsidiaries is as follows:

	December 31
	2003	2002
Summary statutory-basis balance sheets
Cash and investments	$19,005,427	$19,379,001
Other assets	6,575,821	5,685,343

Total assets	$25,581,248	$25,064,344
Aggregate reserves	14,444,051	14,955,489
Other liabilities	9,983,768	9,017,351

Total liabilities	24,427,819	23,972,840

Total capital and surplus	$1,153,429	$1,091,504

	Year Ended December 31
	2003	2002	2001
Summary statutory-basis statements of operations
Revenue	$4,829,789	$5,630,656	$6,606,843
Expenses and taxes	4,891,170	5,653,337	6,683,417

Net loss	$(61,481)	$(22,681)	$(76,574)

As described in Note 13, in 2002 the Company received a capital contribution of $228,679, which reflected a contribution of 100% of the membership interests for two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2003 and 2002, the Company’s carrying value for these two affiliated entities was $222,728 and $223,546, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheet. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2003	2002
Debt securities	$8,600	$26,012
Real estate	204,360	202,509
Other assets	59,282	5,052

Total assets	$272,242	$233,579

28

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	December 31
	2003	2002
Current liabilites	$49,514	$10,033
Total member’s interest	222,728	223,546

Total liabilities and member’s interest	$272,242	$233,579

The carrying value and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$1,182,276	$5,173	$460	$5,576	$1,181,413
State, municipal and other government	383,513	29,764	—	5,238	408,039
Public utilities	1,210,770	105,127	676	5,659	1,309,562
Industrial and miscellaneous	9,326,340	780,112	13,439	38,910	10,054,103
Mortgage and other asset- backed securities	2,963,345	94,881	63,091	9,736	2,985,399

	15,066,244	1,015,057	77,666	65,119	15,938,516
Preferred stocks, other than affiliates	78,726	7,854	3	275	86,302

	$15,144,970	$1,022,911	$77,669	$65,394	$16,024,818

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$965,179	$21,523	$498	$986,204
State, municipal and other government	288,937	36,730	119	325,548
Public utilities	1,176,303	77,285	46,637	1,206,951
Industrial and miscellaneous	8,668,692	789,625	123,015	9,335,302
Mortgage and other asset- backed securities	2,799,239	103,870	66,989	2,836,120

	13,898,350	1,029,033	237,258	14,690,125
Preferred stocks, other than affiliates	82,917	4,013	5,114	81,816

	$13,981,267	$1,033,046	$242,372	$14,771,941

29

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company held bonds at December 31, 2003 with a carrying value of $14,945 and amortized cost of $18,157 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds with unrealized losses at December 31, 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$81,133	$372,388	$453,521
State, municipal and other government	—	132,598	132,598
Public utilities	14,243	142,452	156,695
Industrial and miscellaneous	224,902	1,254,449	1,479,351
Mortgage and other asset-backed securities	414,526	673,474	1,088,000

	$734,804	$2,575,361	$3,310,165

The carrying value and estimated fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$136,919	$138,163
Due after one year through five years	2,566,930	2,741,557
Due after five years through ten years	3,531,208	3,731,451
Due after ten years	5,867,842	6,341,946
Mortgage and other asset-backed securities	2,963,345	2,985,399

	$15,066,244	$15,938,516

30

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and non-affiliated preferred stocks	$932,510	$960,449	$1,090,350
Dividends from non-affiliated common stocks	1,901	1,387	2,390
Interest on mortgage loans	149,835	121,963	106,538
Rental income on real estate	9,829	19,103	25,496
Interest on policy loans	25,944	26,777	28,095
Cash and short-term investments	3,164	5,517	9,982
Derivatives	(44,268)	(8,970)	4,151
Other invested assets	25,341	4,826	3,140
Other	(21,955)	(16,659)	(4,669)

	1,082,301	1,114,393	1,265,473
Less investment expenses	(53,378)	(61,977)	(70,806)

Net investment income	$1,028,923	$1,052,416	$1,194,667

During 2003 and 2002, the Company wrote off accrued interest of $24,779 and $21,187, respectively, related to its investment in two Collateralized Bond Obligations (CBO’s), which is included in other investment income in the table above. These CBO’s accrue interest at a rate consistent with the expectation of payments outlined in the CBO covenants. The Company periodically assesses the ultimate expected recovery of this interest accrual and makes adjustments as necessary.

31

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$9,706,218	$10,637,192	$8,563,654

Gross realized gains	$311,806	$223,327	$221,180
Gross realized losses	(160,396)	(196,586)	(200,610)

Net realized capital gains (losses)	$151,410	$26,741	$20,570

Gross realized losses in 2003, 2002, and 2001 include $79,652, $65,553, and $94,439, respectively, that relate to losses recognized on other than temporary declines in market values of bonds.

At December 31, 2003, investments with an aggregate carrying value of $5,062 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and changes in unrealized gains/losses for investments are summarized below:

	Realized
	Year Ended December 31
	2003	2002	2001
Bonds	$151,410	$26,741	$20,570
Preferred stocks	(415)	(17,035)	(9,175)
Common stocks	6,611	(104,230)	19,878
Derivatives	(23,194)	(21,593)	90,144
Gain from transfer of Taiwan branch (Note 16)	—	—	75,125
Other invested assets	7,562	(9,166)	5,847

	141,974	(125,283)	202,389
Federal income tax effect	(58,853)	28,528	(114,082)
Transfer to interest maintenance reserve	(121,580)	(43,915)	(74,697)

Net realized capital gains (losses) on investments	$(38,459)	$(140,670)	$13,610

32

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Change in Unrealized Year Ended December 31
	2003	2002	2001
Bonds	$53,592	$(32,236)	$5,670
Preferred stocks	141	1,115	2,346
Common stocks	(36,373)	(111,063)	(75,874)
Mortgage loans on real estate	(2,184)	3	1,745
Derivatives	(17,853)	(1,114)	(36,737)
Other invested assets	11,044	28,974	(7,931)

Change in unrealized capital gains/losses	$8,367	$(114,321)	$(110,781)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

	December 31
	2003	2002
Unrealized gains	$24,569	$5,337
Unrealized losses	(238)	(3,455)

Net unrealized gains	$24,331	$1,882

During 2003, the Company issued mortgage loans with interest rates ranging from 3.07% to 7.59%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 2003, one loan with a book value of $12,804 was transferred to real estate. No loans were foreclosed or acquired by deed and transferred to real estate during 2002 or 2001. At December 31, 2003 and 2001, the Company held a mortgage loan loss reserve in

33

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

the AVR of $24,688 and $18,107, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2003	2002		2003	2002
South Atlantic	29%	29%	Office	37%	34%
Pacific	24	25	Apartment	19	21
Middle Atlantic	11	11	Retail	18	16
E. North Central	11	9	Industrial	17	18
Mountain	8	7	Other	9	11
W. North Central	8	7
W. South Central	4	6
New England	3	3
E. South Central	2	3

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

34

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company may issue foreign denominated assets or liabilities and uses forward rate agreements to hedge foreign currency risk associated with its foreign denominated assets or liabilities. Cash payments and/or receipts represent the difference between market values and those of the contracts.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003 and 2002, the Company had replicated assets with a fair value of $208,728 and $73,876 and credit default swaps with a fair value of $2,048 and $(1,086), respectively. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2003, 2002 and 2001, the Company has not recognized any capital losses related to replication transactions.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income (expense) from options contracts in the amount of $1,452, $(2,118) and $9,399, for the years ended December 31, 2003, 2002, and 2001, respectively.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to

35

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2003, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $20,609.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in capital and surplus. For the year ended December 31, 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the year ended December 31, 2003, the Company has recorded $(473) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

	Notional Amount
	2003	2002
Derivative securities
Interest rate and currency swaps:
Receive float-pay float	$106,154	$109,524
Receive fixed-pay float	2,254,635	1,276,326
Receive float-pay fixed	1,927,641	1,384,237
Interest rate floor agreements	—	200,000
Call options	6,118	30,699
Caps	85,403	89,039

36

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $1,005, $(558), and $(477) for the years ended December 31, 2003, 2002, and 2001, respectively.

Open futures contracts at December 31, 2003 and 2002, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2003
23	S&P 500 March 2004 Futures	$6,191	$6,386
December 31, 2002
7	S&P 500 March 2003 Futures	$1,584	$1,538

5. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. Ceded reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

37

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned and reserves and claims liability amounts reflect the following reinsurance assumed and ceded amounts:

		Ceded/Retroceded to		Assumed from
	Direct Amount	Affiliated Companies	Unaffiliated Companies	Affiliated Companies	Unaffiliated Companies	Net Amount
Year ended December 31, 2003:
Premium revenue	$2,180,450	$463,064	$768,913	$5,528	$735,257	$1,689,258

At December 31, 2003:
Reserves for future policy benefits	$14,602,971	$3,356,792	$4,250,298	$874,226	$2,373,334	$10,243,441
Policy and contract claims payable	332,966	36,874	352,489	1,796	318,338	263,737

	$14,935,937	$3,393,666	$4,602,787	$876,022	$2,691,672	$10,507,178

Year ended December 31, 2002:
Premium revenue	$2,174,668	$276,140	$1,054,650	$196,605	$952,013	$1,992,496

At December 31, 2002:
Reserves for future policy benefits	$13,756,419	$3,120,610	$4,245,798	$855,966	$2,397,565	$9,643,542
Policy and contract claims payable	309,542	29,751	323,526	1,821	427,085	385,171

	$14,065,961	$3,150,361	$4,569,324	$857,787	$2,824,650	$10,028,713

Year ended December 31, 2001:
Premium revenue	$2,226,471	$262,322	$1,220,411	$248,816	$743,637	$1,736,191

At December 31, 2001:
Reserves for future policy benefits	$13,376,871	$3,095,365	$3,565,994	$591,624	$1,852,458	$9,159,594
Policy and contract claims payable	232,878	23,654	532,401	4,612	456,075	137,510

	$13,609,749	$3,119,019	$4,098,395	$596,236	$2,308,533	$9,297,104

38

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company novated certain traditional life insurance contracts to AUSA Life Insurance Company, Inc. (AUSA), an affiliate, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by AUSA will be passed through to the Company as an experience rated refund. The Company recorded a deferred liability of $14,281 as a result of this transaction. The accretion of the deferred liability for 2003, 2002 and 2001 was $1,433, $1,385 and $1,428, respectively.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $1,883 and $1,883 for the years ended December 31, 2003, and 2002, respectively, into earnings with a corresponding charge to unassigned surplus. At December 31, 2003, the Company holds collateral from this affiliate in the form of letters of credit of $373,986, covering this reinsurance agreement and others.

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the Company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $849,774 at December 31, 2003 and $830,952 at December 31, 2002.

39

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2003	2002
Deferred income tax assets:
Nonadmitted assets	$34,866	$14,501
Provision for contingent experience rated refund	8,457	10,794
Tax basis deferred acquisitions costs	176,801	166,335
Reserves	194,639	219,148
Unrealized capital losses	36,776	67,147
§807(f) assets	8,802	7,356
Deferred intercompany losses	21,220	18,920
Partnerships	1,119	—
Other	37,072	36,003

Deferred income tax assets	$519,752	$540,204

Deferred income tax assets nonadmitted	$239,235	$285,334

Deferred income tax liabilities:
Partnerships	$(1,119)	$3,095
Agent deferred compensation	23,483	24,219
Real estate	39,642	42,793
§807(f) liabilities	21,627	2,567
Separate account seed money	2,853	5,705
Unrealized capital gains (losses)	49,461	20,856
Deferred intercompany gains	18,857	15,647
Other	14,392	5,940

Total deferred income tax liabilities	$170,315	$120,822

40

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2003	2002	2001
Change in net deferred income tax asset	$(69,945)	$83,357	$60,600

Change in deferred income tax assets - nonadmitted	46,099	(54,379)	(13,540)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2003	2002	2001
Income tax expense (benefit) computed at the federal statutory rate (35%)	$79,764	$41,005	$12,813
Agent deferred compensation	735	803	5,676
Corporate provision	1,800	—	—
Deferred acquisition costs – tax basis	10,924	12,420	(7,785)
Dividends received deduction	(7,884)	(1,450)	(2,266)
IMR amortization	(5,184)	(250)	(220)
Investment income items	(18,790)	(1,091)	(4,688)
Prior year under accrual	(11,150)	24,232	49,533
LCC earnings	5,663	—	—
Miscellaneous accruals	4,690	—	—
Reinsurance adjustments	(10,568)	(8,264)	6,093
Tax credits	(30,903)	(30,565)	(31,301)
Tax reserve valuation	(694)	4,156	(46,303)
Other	(73)	12	6,873

Federal income tax expense (benefit)	$18,330	$41,008	$(11,575)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax

41

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through tax period ended July 21, 1999. An examination is underway for the short tax period from July 22 through December 31, 1999, and for calendar years 2000 and 2001.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($117,701 at December 31, 2003). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $41,195.

42

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2003		2002
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$3,547,757	20%	$3,176,649	19%
At book value less surrender charge	430,556	2	109,257	1
At market value	2,377,134	13	2,159,586	13
Subject to discretionary withdrawal without adjustment	835,109	5	1,213,713	7
Not subject to discretionary withdrawal provision	10,503,098	60	10,242,376	60

Total annuity reserves and deposit liabilities	17,693,654	100%	16,901,581	100%

Less reinsurance ceded	(5,212,124)		(5,657,742)

Net annuity reserves and deposit liabilities	$12,481,530		$11,243,839

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

43

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$41,701	$750,496	$14,987	$41,062	$848,246

For accounts with assets at market value as of December 31, 2003	$90,473	$862,517	$190,297	$2,120,454	$3,263,741

Reserves by withdrawal characteristics as of December 31, 2003:
At market value	$—	$—	$—	$2,085,394	$2,085,394
Not subject to discretionary withdrawal	90,473	862,517	190,297	35,060	1,178,347

	$90,473	$862,517	$190,297	$2,120,454	$3,263,741

Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$728,416	$176,820	$121,821	$1,027,057

For accounts with assets at market value as of December 31, 2002	$10,620	$773,213	$381,228	$1,872,843	$3,037,904

Reserves by withdrawal characteristics as of December 31, 2002:
At market value	$—	$—	$—	$1,843,872	$1,843,872
Not subject to discretionary withdrawal	10,620	773,213	381,228	28,971	1,194,032

	$10,620	$773,213	$381,228	$1,872,843	$3,037,904

Premiums, deposits and other considerations for the year ended December 31, 2001	$—	$478,757	$555,299	$190,187	$1,224,243

Reserves for separate accounts as of December 31, 2001	$11,151	$472,869	$777,765	$2,660,485	$3,922,270

Reserves by withdrawal characteristics as of December 31, 2001:
At market value	$—	$—	$—	$2,613,016	$2,613,016
Not subject to discretionary withdrawal	11,151	472,869	777,765	47,469	1,309,254

	$11,151	$472,869	$777,765	$2,660,485	$3,922,270

44

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$41,068	$131,581	$191,967
Transfers from separate accounts	222,126	376,462	230,254

Net transfers to separate accounts	(181,058)	(244,881)	(38,287)
Other reconciling adjustments	(234)	6,127	(4,328)

Net transfers as reported in the statements of operations	$(181,292)	$(238,754)	$(42,615)

At December 31, 2003 and 2002, the Company had variable annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2003
Guaranteed minimum income benefit	$1,684,426	$201,097	$119,206
December 31, 2002
Guaranteed minimum income benefit	$3,111,563	$259,234	$150,078

45

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary first-year business	$59,344	$18,306	$41,038
Ordinary renewal business	311,669	13,962	297,707
Group life direct business	2,906	—	2,906
Reinsurance ceded	(195,441)	—	(195,441)

	178,478	32,268	146,210
Accident and health	(2,177)	—	(2,177)

	$176,301	$32,268	$144,033

December 31, 2002
Life and annuity:
Ordinary first-year business	$30,031	$16,791	$13,240
Ordinary renewal business	333,635	15,500	318,135
Group life direct business	745	—	745
Reinsurance ceded	(142,195)	—	(142,195)

	222,216	32,291	189,925
Accident and health	3,085	—	3,085

	$225,301	$32,291	$193,010

At December 31, 2003 and 2002, the Company had insurance in force aggregating $124,107,124 and $90,428,003, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $213,634 and $92,769 to cover these deficiencies at December 31, 2003 and 2002, respectively.

46

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $12,510 and separate account reserves to increase by $6,393. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $507,380 and $493,975 for these agreements as of December 31, 2003 and 2002, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $605,422 and $507,416 as of December 31, 2003 and 2002, respectively. These securities have maturity dates that range from 2010 to 2025 and have a weighted average interest rate of 4.42%.

8. Securities Lending

The Company participates in an agent managed securities lending program whereby it receives collateral equal to 102 or 105 percent of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. Securities loaned under this program are FNMAs with a book value of $50,937 at December 31, 2003. The counter party is mandated to deliver additional collateral if the fair market value of the collateral compared to the fair market value of the loaned securities falls below 100 percent for domestic securities or 105 percent for international securities. This additional collateral, along with the collateral already held in connection with the lending transaction must then be at least equal to 102 or 105 percent of the fair value of the loaned securities. Except for the notional amount of $50,937, the program requirements restrict the collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan in the amount of $57,262 at December 31, 2003.

47

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2004, without the prior approval of insurance regulatory authorities, is $212,419.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

10. Capital Structure

During 2003, the Company redeemed 1,103,466 shares of common stock. This stock had a par value of $12.50 per share and the redemption proceeds were $825,000. The Company also issued 1,103,466 shares of preferred stock with a par value of $12.50 per share to an affiliate in the United Kingdom in exchange for $825,000. The holder of the preferred shares shall be entitled to receive dividends equal to a fixed rate of 6.33 percent of the issue price, compounded annually. The preferred stock is mandatorily redeemable by the Company on February 3, 2033. The redemption price of the preferred stock is equal to $747.64 per share plus accrued and unpaid dividends. At December 31, 2003, there is $1,160 of undeclared and unpaid cumulative dividends relating to the preferred shares. The Company’s total statutory capital was unchanged as a result of this recapitalization, and the Company continues to be 100 percent indirectly owned by AEGON NV.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2003 and 2002, the Company sold $4,104 and $3,721, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

48

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Pension Plan and Other Postretirement Benefits

The Company’s employees participate in a qualified benefit plan sponsored by AEGON USA, Inc. (AEGON), an affiliate. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $2,800, $3,322 and $3,515 for the years ended December 31, 2003, 2002 and 2001, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $275, $378 and $496 for the years ended December 31, 2003, 2002 and 2001, respectively.

13. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $60,746, $54,165, and $31,310, respectively, for these services, which approximates their costs to the affiliates.

The Company received capital contributions of $-0-, $50,000, and $300,000 from its parent in 2003, 2002 and 2001, respectively, in the form of cash. During 2002, the Company received a capital contribution of $228,679, which reflected a contribution of the parent’s membership interests in two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. The assets underlying both of these companies primarily consisted of real estate properties, the value of which was based on recent appraisals.

The Company paid dividends of $250,000 to stockholders during 2003. No dividends were paid in 2002 and 2001.

49

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Related Party Transactions (continued)

During 2002, the Company received $200,000 from Transamerica in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2003 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$200,000	$200,000	$12,000	$12,000	$3,000

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2003 and 2002, the Company has receivables from affiliates of $108,073 and $190,311, respectively, and short-term notes payable to affiliates of $141,300 and $214,000, respectively.

14. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff’s counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement in 2003, 2002 and 2001 were not significant. Additional costs relating to ancillary litigation are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

The Company has contingent commitments for $137,722 as of December 31, 2003 to provide additional funding for various joint ventures, partnerships, and limited liability companies.

50

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

At December 31, 2003, the Company has mortgage loan commitments of $161,489.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2003, the Company has pledged invested assets with a carrying value and market value of $788,259 and $811,136, respectively, in conjunction with these transactions.

At December 31, 2003, the Company had entered into multiple agreements with notional amounts of $937,242 for which it was paid a fee to provide standby letters of credit. The Company believes the chance of draws under these agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $6,193 and $11,781 at December 31, 2003 and 2002, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $201, $(785) and $197 for the years ended December 31, 2003, 2002, and 2001, respectively.

In the normal course of business, the company has obtained letters of credit of $340,602 for the benefit of non affiliated companies that have reinsured business to TOLIC where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

The Company has also provided a guarantee for the obligations of affiliates, AEGON Assignment Corporation and Transamerica Annuity Service Corporation. These entities accept assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

51

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2003, the future minimum aggregate rental commitments are as follows:

Year ending December 31:
2004	$11,719
2005	11,649
2006	11,624
2007	11,583
2008	7,846
Thereafter	9,251

The Company owns a building that is rented to others. Future minimum lease payments under noncancelable leasing arrangements as of December 31, 2003, are as follows:

Year ending December 31:
2004	$36,016
2005	34,896
2006	34,055
2007	27,612
2008	25,227
Thereafter	26,509

16. Taiwan Branch

During 2001, the Company transferred its entire interest in its Taiwan branch to AEGON N.V. Assets of $96,241 were contributed to AEGON N.V. and liabilities of $162,303 were assumed by AEGON N.V. These assets primarily consisted of invested assets and the liabilities primarily consisted of insurance reserves. In addition, AEGON N.V. also paid cash of $9,063 to the Company. The net impact of $75,125 was recognized as a realized gain.

52

Statutory-Basis

Financial Statement Schedules

Transamerica Occidental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$1,195,076	$1,195,187	$1,195,076
States, municipalities and political subdivisions	341,510	355,178	341,510
Foreign governments	161,479	180,359	161,479
Public utilities	1,210,770	1,309,562	1,210,770
All other corporate bonds	12,157,409	12,898,230	12,157,409
Preferred stock	78,726	86,303	78,726

Total fixed maturities	15,144,970	16,024,819	15,144,970
Equity securities
Common stocks:
Banks, trust and insurance	73,940	77,544	77,544
Industrial, miscellaneous and all other	65,560	86,287	86,287

Total equity securities	139,500	163,831	163,831
Mortgage loans on real estate	2,656,834		2,656,834
Real estate	186		186
Policy loans	390,670		390,670
Other long-term investments	944,760		944,760
Cash and short-term investments	552,752		552,752

Total investments	$19,829,672		$19,854,003

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

53

Transamerica Occidental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2003

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2003
Individual life	$6,461,721	$—	$191,245	$1,291,087	$451,703	$1,378,627	$645,293
Individual health	67,735	31,401	3,824	37,689	6,206	34,608	34,240	$106,093
Group life and health	17,374	815	77,362	14,342	6,209	22,552	11,377	36,685
Annuity	3,664,395	—	(8,694)	346,140	564,805	1,060,245	(157,325)

	$10,211,225	$32,216	$263,737	$1,689,258	$1,028,923	$2,496,032	$533,585

Year ended December 31, 2002
Individual life	$5,841,071	$—	$187,080	$1,197,094	$454,847	$1,348,836	$531,972
Individual health	34,428	34,200	13,277	52,496	5,357	41,635	43,593	$99,824
Group life and health	13,628	844	74,932	(4,307)	8,584	(5,592)	10,836	9,951
Annuity	3,719,371	—	109,882	747,213	583,628	1,335,684	200,705

	$9,608,498	$35,044	$385,171	$1,992,496	$1,052,416	$2,720,563	$787,106

Year ended December 31, 2001
Individual life	$5,327,935	$—	$200,565	$1,153,082	$333,597	$1,067,494	$633,846
Individual health	16,832	33,833	13,788	60,607	12,916	(46,229)	46,837	$103,036
Group life and health	22,853	2,279	108,833	29,558	708	175,474	41,039	30,958
Annuity	3,755,862	—	(185,676)	492,944	847,446	1,535,867	428,180

	$9,123,482	$36,112	$137,510	$1,736,191	$1,194,667	$2,732,606	$1,148,902

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

54

Transamerica Occidental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2003

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$338,849,328	$388,033,195	$219,983,424	$170,799,557	129%
Premiums:
Individual life	$1,832,689	$1,087,042	$545,440	$1,291,087	42%
Individual health	106,093	77,611	9,207	37,689	24%
Group life and health	36,685	34,191	11,848	14,342	83%
Annuity	204,983	33,133	174,290	346,140	50%

	$2,180,450	$1,231,977	$740,785	$1,689,258	44%

Year ended December 31, 2002
Life insurance in force	$311,519,775	$336,692,425	$184,020,122	$158,847,472	116%
Premiums:
Individual life	$1,672,555	$925,273	$449,812	$1,197,094	38%
Individual health	99,824	106,042	58,714	52,496	112%
Group life and health	9,951	6,362	(7,896)	(4,307)	183%
Annuity	392,338	293,113	647,988	747,213	87%

	$2,174,668	$1,330,790	$1,148,618	$1,992,496	58%

Year ended December 31, 2001
Life insurance in force	$289,306,065	$310,449,745	$169,770,753	$148,627,073	114%
Premiums:
Individual life	$1,550,694	$893,635	$496,023	$1,153,082	43%
Individual health	103,036	98,013	55,584	60,607	92%
Group life and health	30,958	55,024	53,624	29,558	181%
Annuity	541,783	436,061	387,222	492,944	79%

	$2,226,471	$1,482,733	$992,453	$1,736,191	57%

55

FINANCIAL STATEMENTS

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Year Ended December 31, 2003

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners of the

Dreyfus/Transamerica Triple Advantage Variable Annuity,

Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA-2L of Transamerica Occidental Life Insurance Company (comprised of the Money Market, Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Developing Leader, Small Company Stock, Special Value, Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth, Core Bond, Core Value, Emerging Leaders, Founders Discovery, Founders Growth, Founders International Equity, MidCap Stock, Technology Growth, and Transamerica Equity subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity at December 31, 2003, and the results of their operations for the year then ended and changes in their net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

2

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Assets
Investment in securities:
Number of shares - Initial	72,857,300.260	4,167,609.447	5,044,617.485	3,117,754.618

Cost	$72,857,300	$62,633,171	$165,064,425	$71,974,790

Number of shares - Service	—	1,695,815.217	1,417,565.561	440,354.942

Cost	$—	$21,254,896	$46,106,009	$8,508,802

Investments in mutual funds, at net asset value	$72,857,300	$75,462,276	$222,272,408	$69,939,224
Receivable for units sold	—	9	—	—

Total assets	72,857,300	75,462,285	222,272,408	69,939,224

Liabilities
Payable for units redeemed	146	—	30	160

	$72,857,154	$75,462,285	$222,272,378	$69,939,064

Net Assets:
Deferred annuity contracts terminable by owners	$72,857,154	$75,462,285	$222,272,378	$69,939,064

Total net assets	$72,857,154	$75,462,285	$222,272,378	$69,939,064

See accompanying notes.

3

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	818,219	—	—	—

M&E - 1.40%	53,137,962	4,265,360	5,195,190	3,858,676

M&E - 1.45%	827,783	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.994396	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$1.340330	$12.575061	$33.422396	$15.884955

M&E - 1.45%	$0.991945	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.989783	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.989235	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.988127	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.987580	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.994129	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.991521	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.990215	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.988926	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.987637	$0.000000	$0.000000	$0.000000

See accompanying notes.

4

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	685,559	3,442,054	341,668

M&E - 1.40%	—	1,611,287	1,203,718	486,390

M&E - 1.45%	—	927,200	5,096,031	605,271

M&E - 1.65%	—	—	—	22,268

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	154,875	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	6,651	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	22,760	35,514	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.000000	$1.015191	$0.998754	$0.985974

M&E - 1.40%	$0.000000	$12.514629	$33.140811	$15.800592

M&E - 1.45%	$0.000000	$1.012701	$0.996304	$0.983529

M&E - 1.65%	$0.000000	$1.165194	$1.166849	$1.200682

M&E - 1.70%	$0.000000	$1.164540	$1.166204	$1.199999

M&E - 1.80%	$0.000000	$1.163243	$1.164893	$1.198668

M&E - 1.85%	$0.000000	$1.162591	$1.164242	$1.197999

M&E - 1.50%	$0.000000	$1.125646	$1.168378	$1.177910

M&E - 1.90%	$0.000000	$1.122687	$1.165308	$1.174828

M&E - 2.10%	$0.000000	$1.121224	$1.163795	$1.173295

M&E - 2.30%	$0.000000	$1.119762	$1.162282	$1.171764

M&E - 2.50%	$0.000000	$1.118302	$1.160764	$1.170234

See accompanying notes.

5

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,351,073.661	2,149,847.757	1,020,107.898	3,138,969.598

Cost	$116,705,489	$31,497,698	$12,547,135	$24,891,382

Number of shares - Service	1,129,871.638	258,579.354	451,261.035	1,251,223.170

Cost	$22,227,979	$2,523,750	$5,147,617	$7,637,613

Investments in mutual funds, at net asset value	$130,644,559	$28,823,701	$19,931,361	$29,326,488
Receivable for units sold	3	5	—	7,064

Total assets	130,644,562	28,823,706	19,931,361	29,333,552

Liabilities
Payable for units redeemed	—	—	30	—

	$130,644,562	$28,823,706	$19,931,331	$29,333,552

Net Assets:
Deferred annuity contracts terminable by owners	$130,644,562	$28,823,706	$19,931,331	$29,333,552

Total net assets	$130,644,562	$28,823,706	$19,931,331	$29,333,552

See accompanying notes.

6

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,953,386	1,528,041	983,346	2,112,044

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$27.287406	$16.840959	$14.046184	$9.928779

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

7

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	666,793	154,826	432,606	325,989

M&E - 1.40%	771,900	142,361	355,240	731,476

M&E - 1.45%	1,196,808	457,894	593,336	657,813

M&E - 1.65%	22,138	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	14,356	15,140	12,736

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.973826	$1.129519	$1.078034	$1.099737

M&E - 1.40%	$27.111778	$16.710433	$14.059011	$9.933428

M&E - 1.45%	$0.971411	$1.126730	$1.075381	$1.097017

M&E - 1.65%	$1.237454	$1.416724	$1.344852	$1.363513

M&E - 1.70%	$1.236770	$1.415928	$1.344107	$1.362741

M&E - 1.80%	$1.235390	$1.414355	$1.342603	$1.361215

M&E - 1.85%	$1.234690	$1.413562	$1.341858	$1.360469

M&E - 1.50%	$1.199436	$1.363860	$1.379972	$1.108615

M&E - 1.90%	$1.196302	$1.360279	$1.376355	$1.105712

M&E - 2.10%	$1.194729	$1.358506	$1.374554	$1.104260

M&E - 2.30%	$1.193173	$1.356725	$1.372760	$1.102822

M&E - 2.50%	$1.191613	$1.354955	$1.370969	$1.101379

See accompanying notes.

8

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,733,374.595	2,816,988.243	938,814.289	1,477,649.989

Cost	$77,392,440	$114,683,633	$15,750,275	$20,186,183

Number of shares - Service	4,193,488.958	271,239.972	249,278.515	339,466.168

Cost	$48,039,991	$8,843,603	$4,288,569	$4,112,602

Investments in mutual funds, at net asset value	$125,575,061	$115,395,618	$24,135,895	$26,138,117
Receivable for units sold	—	54	—	2

Total assets	125,575,061	115,395,672	24,135,895	26,138,119

Liabilities
Payable for units redeemed	5	—	5	—

	$125,575,056	$115,395,672	$24,135,890	$26,138,119

Net Assets:
Deferred annuity contracts terminable by owners	$125,575,056	$115,395,672	$24,135,890	$26,138,119

Total net assets	$125,575,056	$115,395,672	$24,135,890	$26,138,119

See accompanying notes.

9

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,890,536	1,256,012	1,258,256	1,209,414

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$19.903122	$83.858469	$15.176147	$17.581567

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

10

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	5,082,326	597,002	227,322	130,961

M&E - 1.40%	1,951,640	102,666	292,381	248,762

M&E - 1.45%	3,712,795	972,325	342,149	346,849

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	14,951	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	29,228	—	13,209	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	34,751	9,179	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.080807	$0.971085	$1.091817	$1.076125

M&E - 1.40%	$19.760442	$83.135053	$15.054384	$17.532663

M&E - 1.45%	$1.078138	$0.968686	$1.089128	$1.073475

M&E - 1.65%	$1.052625	$1.333202	$1.435056	$1.339019

M&E - 1.70%	$1.052044	$1.332452	$1.434260	$1.338284

M&E - 1.80%	$1.050868	$1.330986	$1.432663	$1.336776

M&E - 1.85%	$1.050275	$1.330242	$1.431866	$1.336040

M&E - 1.50%	$1.007968	$1.275264	$1.360069	$1.304416

M&E - 1.90%	$1.005320	$1.271926	$1.356506	$1.300987

M&E - 2.10%	$1.004010	$1.270261	$1.354738	$1.299291

M&E - 2.30%	$1.002692	$1.268600	$1.352975	$1.297595

M&E - 2.50%	$1.001382	$1.266961	$1.351206	$1.295911

See accompanying notes.

11

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,092,497.417	1,811,826.098	1,909,588.757	1,911,114.894

Cost	$158,732,944	$63,140,416	$24,592,764	$26,743,827

Number of shares - Service	1,485,544.311	332,917.842	3,676,346.434	2,791,570.570

Cost	$39,586,443	$7,478,049	$47,075,758	$36,911,490

Investments in mutual funds, at net asset value	$186,918,235	$50,990,167	$72,580,394	$66,213,812
Receivable for units sold	—	—	—	—

Total assets	186,918,235	50,990,167	72,580,394	66,213,812

Liabilities
Payable for units redeemed	15	16	21	7

	$186,918,220	$50,990,151	$72,580,373	$66,213,805

Net Assets:
Deferred annuity contracts terminable by owners	$186,918,220	$50,990,151	$72,580,373	$66,213,805

Total net assets	$186,918,220	$50,990,151	$72,580,373	$66,213,805

See accompanying notes.

12

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,648,176	1,679,624	2,010,074	2,399,640

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$39.671542	$25.662502	$12.350118	$11.213553

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

13

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	2,406,712	215,522	2,164,087	2,193,220

M&E - 1.40%	938,077	296,580	3,263,400	2,961,976

M&E - 1.45%	2,679,945	146,368	4,514,264	3,918,930

M&E - 1.65%	21,848	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	76,235	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	19,731	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	19,885	—	117,209	18,037

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.023219	$0.935828	$1.096127	$1.008051

M&E - 1.40%	$39.352722	$25.451736	$12.332697	$11.185612

M&E - 1.45%	$1.020708	$0.933524	$1.093401	$1.005558

M&E - 1.65%	$1.264655	$1.218374	$1.075359	$1.268159

M&E - 1.70%	$1.263942	$1.217703	$1.074769	$1.267446

M&E - 1.80%	$1.262528	$1.216341	$1.073559	$1.266034

M&E - 1.85%	$1.261826	$1.215676	$1.072961	$1.265323

M&E - 1.50%	$1.211705	$1.194894	$1.022199	$1.235847

M&E - 1.90%	$1.208543	$1.191759	$1.019507	$1.232613

M&E - 2.10%	$1.206951	$1.190202	$1.018170	$1.230996

M&E - 2.30%	$1.205386	$1.188647	$1.016838	$1.229392

M&E - 2.50%	$1.203814	$1.187097	$1.015516	$1.227797

See accompanying notes.

14

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	615,174.771	823,005.157	1,299,001.511	464,683.086

Cost	$11,006,428	$9,193,763	$19,463,369	$5,475,802

Number of shares - Service	581,238.388	326,142.319	477,028.275	163,025.232

Cost	$9,940,165	$2,799,896	$5,010,930	$1,709,170

Investments in mutual funds, at net asset value	$26,144,003	$10,237,350	$19,584,839	$7,427,420
Receivable for units sold	—	—	3	—

Total assets	26,144,003	10,237,350	19,584,842	7,427,420

Liabilities
Payable for units redeemed	50	123	—	—

	$26,143,953	$10,237,227	$19,584,842	$7,427,420

Net Assets:
Deferred annuity contracts terminable by owners	$26,143,953	$10,237,227	$19,584,842	$7,427,420

Total net assets	$26,143,953	$10,237,227	$19,584,842	$7,427,420

See accompanying notes.

15

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	895,298	1,382,342	2,142,526	726,824

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$15.061576	$5.310616	$6.687426	$7.563312

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

16

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	525,359	89,862	168,293	86,265

M&E - 1.40%	682,058	522,523	750,152	233,358

M&E - 1.45%	1,578,895	50,850	81,813	75,859

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	57,173	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	3,547	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	8,806	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.117755	$0.950830	$0.979568	$1.011312

M&E - 1.40%	$14.965385	$5.286784	$6.681386	$7.569716

M&E - 1.45%	$1.115011	$0.948477	$0.977150	$1.008812

M&E - 1.65%	$1.535860	$1.334841	$1.274102	$1.360744

M&E - 1.70%	$1.535007	$1.334101	$1.273375	$1.359974

M&E - 1.80%	$1.533282	$1.332598	$1.271960	$1.358456

M&E - 1.85%	$1.532432	$1.331872	$1.271252	$1.357703

M&E - 1.50%	$1.357125	$1.318174	$1.200332	$1.359967

M&E - 1.90%	$1.353576	$1.314723	$1.197191	$1.356400

M&E - 2.10%	$1.351808	$1.313013	$1.195620	$1.354631

M&E - 2.30%	$1.350042	$1.311299	$1.194057	$1.352864

M&E - 2.50%	$1.348279	$1.309585	$1.192504	$1.351098

See accompanying notes.

17

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,077,858.253	4,498,748.232	1,408,064.382

Cost	$28,948,062	$80,002,988	$29,583,274

Number of shares - Service	1,354,221.972	844,530.962	—

Cost	$18,001,206	$5,709,684	$—

Investments in mutual funds, at net asset value	$54,241,341	$46,312,101	$25,387,401
Receivable for units sold	—	4	13

Total assets	54,241,341	46,312,105	25,387,414

Liabilities
Payable for units redeemed	179	—	—

	$54,241,162	$46,312,105	$25,387,414

Net Assets:
Deferred annuity contracts terminable by owners	$54,241,162	$46,312,105	$25,387,414

Total net assets	$54,241,162	$46,312,105	$25,387,414

See accompanying notes.

18

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	43,549

M&E - 1.40%	2,733,761	6,009,064	2,279,895

M&E - 1.45%	—	—	87,834

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	—

M&E - 1.80%	—	—	—

M&E - 1.85%	—	—	—

M&E - 1.50%	—	—	—

M&E - 1.90%	—	—	—

M&E - 2.10%	—	—	—

M&E - 2.30%	—	—	—

M&E - 2.50%	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$1.091940

M&E - 1.40%	$12.024296	$6.498373	$11.072522

M&E - 1.45%	$0.000000	$0.000000	$1.089233

M&E - 1.65%	$0.000000	$0.000000	$1.316807

M&E - 1.70%	$0.000000	$0.000000	$1.316080

M&E - 1.80%	$0.000000	$0.000000	$1.314625

M&E - 1.85%	$0.000000	$0.000000	$1.313882

M&E - 1.50%	$0.000000	$0.000000	$1.213582

M&E - 1.90%	$0.000000	$0.000000	$1.210396

M&E - 2.10%	$0.000000	$0.000000	$1.208820

M&E - 2.30%	$0.000000	$0.000000	$1.207241

M&E - 2.50%	$0.000000	$0.000000	$1.205665

See accompanying notes.

19

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	912,997	172,388	—

M&E - 1.40%	1,559,799	1,011,216	—

M&E - 1.45%	1,575,597	535,884	—

M&E - 1.65%	21,561	—	—

M&E - 1.70%	—	—	—

M&E - 1.80%	59,596	—	—

M&E - 1.85%	—	—	—

M&E - 1.50%	—	—	—

M&E - 1.90%	—	—	—

M&E - 2.10%	—	8,474	—

M&E - 2.30%	—	—	—

M&E - 2.50%	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.043162	$1.048150	$0.000000

M&E - 1.40%	$11.969158	$6.438464	$0.000000

M&E - 1.45%	$1.040589	$1.045556	$0.000000

M&E - 1.65%	$1.334534	$1.491485	$0.000000

M&E - 1.70%	$1.333778	$1.490650	$0.000000

M&E - 1.80%	$1.332293	$1.489000	$0.000000

M&E - 1.85%	$1.331565	$1.488164	$0.000000

M&E - 1.50%	$1.259751	$1.338854	$0.000000

M&E - 1.90%	$1.256448	$1.335341	$0.000000

M&E - 2.10%	$1.254809	$1.333591	$0.000000

M&E - 2.30%	$1.253178	$1.331857	$0.000000

M&E - 2.50%	$1.251541	$1.330119	$0.000000

See accompanying notes.

20

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Net investment income (loss)
Income:
Dividends	$591,839	$1,231,606	$2,742,475	$523,236
Expenses:
Administrative, mortality and expense risk charges	1,155,479	1,000,833	2,876,378	917,315

Net investment income (loss)	(563,640)	230,773	(133,903)	(394,079)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	62,909,176	13,638,371	36,172,312	14,286,721
Cost of investments sold	62,909,176	17,978,150	38,569,545	18,350,531

Net realized capital gains (losses) on investments	—	(4,339,779)	(2,397,233)	(4,063,810)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(23,512,195)	(28,529,859)	(28,024,186)
End of period	—	(8,425,791)	11,101,974	(10,544,368)

Net change in unrealized appreciation/depreciation of investments	—	15,086,404	39,631,833	17,479,818

Net realized and unrealized capital gains (losses) on investments	—	10,746,625	37,234,600	13,416,008

Increase (decrease) in net assets from operations	$(563,640)	$10,977,398	$37,100,697	$13,021,929

See accompanying notes.

21

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$923,664	$1,127,574	$194,165	$2,386,323
Expenses:
Administrative, mortality and expense risk charges	1,667,897	335,455	220,203	355,291

Net investment income (loss)	(744,233)	792,119	(26,038)	2,031,032
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	22,702,586	6,040,553	3,553,482	6,342,729
Cost of investments sold	28,790,150	11,835,840	4,782,099	10,532,667

Net realized capital gains (losses) on investments	(6,087,564)	(5,795,287)	(1,228,617)	(4,189,938)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(41,806,835)	(18,746,350)	(3,873,894)	(11,458,629)
End of period	(8,288,909)	(5,197,747)	2,236,609	(3,202,507)

Net change in unrealized appreciation/depreciation of investments	33,517,926	13,548,603	6,110,503	8,256,122

Net realized and unrealized capital gains (losses) on investments	27,430,362	7,753,316	4,881,886	4,066,184

Increase (decrease) in net assets from operations	$26,686,129	$8,545,435	$4,855,848	$6,097,216

See accompanying notes.

22

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Net investment income (loss)
Income:
Dividends	$5,268,085	$27,163	$20,760	$208,652
Expenses:
Administrative, mortality and expense risk charges	1,917,520	1,458,884	255,670	310,552

Net investment income (loss)	3,350,565	(1,431,721)	(234,910)	(101,900)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,678,898	—	—	—
Proceeds from sales	34,389,129	20,760,058	4,152,244	4,518,685
Cost of investments sold	33,790,567	35,858,527	4,053,319	5,369,474

Net realized capital gains (losses) on investments	3,277,460	(15,098,469)	98,925	(850,789)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,983,774	(52,126,112)	(2,519,388)	(5,089,380)
End of period	142,630	(8,131,618)	4,097,051	1,839,332

Net change in unrealized appreciation/depreciation of investments	(1,841,144)	43,994,494	6,616,439	6,928,712

Net realized and unrealized capital gains (losses) on investments	1,436,316	28,896,025	6,715,364	6,077,923

Increase (decrease) in net assets from operations	$4,786,881	$27,464,304	$6,480,454	$5,976,023

See accompanying notes.

23

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Net investment income (loss)
Income:
Dividends	$2,364,533	$44,591	$3,036,074	$462,939
Expenses:
Administrative, mortality and expense risk charges	2,321,225	668,177	1,046,824	799,248

Net investment income (loss)	43,308	(623,586)	1,989,250	(336,309)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,362,956	—
Proceeds from sales	24,144,750	11,606,602	16,047,535	8,574,244
Cost of investments sold	30,222,432	16,935,605	15,986,533	10,525,719

Net realized capital gains (losses) on investments	(6,077,682)	(5,329,003)	1,423,958	(1,951,475)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(57,158,660)	(35,969,170)	183,250	(13,669,151)
End of period	(11,401,152)	(19,628,298)	911,872	2,558,495

Net change in unrealized appreciation/depreciation of investments	45,757,508	16,340,872	728,622	16,227,646

Net realized and unrealized capital gains (losses) on investments	39,679,826	11,011,869	2,152,580	14,276,171

Increase (decrease) in net assets from operations	$39,723,134	$10,388,283	$4,141,830	$13,939,862

See accompanying notes.

24

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Emerging Leaders Subaccount	Emerging Markets Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4,905	$—	$—
Expenses:
Administrative, mortality and expense risk charges	273,603	43,236	122,123	244,027

Net investment income (loss)	(273,603)	(38,331)	(122,123)	(244,027)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,059,472	6,192,739	1,535,254	4,640,905
Cost of investments sold	5,125,242	5,329,564	3,011,088	7,971,719

Net realized capital gains (losses) on investments	(65,770)	863,175	(1,475,834)	(3,330,814)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,739,573)	(424,624)	(5,962,250)	(12,892,331)
End of period	5,197,410	—	(1,756,309)	(4,889,460)

Net change in unrealized appreciation/depreciation of investments	7,936,983	424,624	4,205,941	8,002,871

Net realized and unrealized capital gains (losses) on investments	7,871,213	1,287,799	2,730,107	4,672,057

Increase (decrease) in net assets from operations	$7,597,610	$1,249,468	$2,607,984	$4,428,030

See accompanying notes.

25

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Founders International Equity Subaccount	Founders Passport Subaccount	Japan Subaccount	MidCap Stock Subaccount
Net investment income (loss)
Income:
Dividends	$5,338	$25,934	$86	$110,302
Expenses:
Administrative, mortality and expense risk charges	80,866	128,725	4,812	625,054

Net investment income (loss)	(75,528)	(102,791)	(4,726)	(514,752)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,484,559	16,511,519	652,003	7,199,787
Cost of investments sold	2,499,405	12,513,945	518,813	7,817,634

Net realized capital gains (losses) on investments	(1,014,846)	3,997,574	133,190	(617,847)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,619,207)	(1,747,493)	(39,000)	(5,781,377)
End of period	242,448	—	—	7,292,073

Net change in unrealized appreciation/depreciation of investments	2,861,655	1,747,493	39,000	13,073,450

Net realized and unrealized capital gains (losses) on investments	1,846,809	5,745,067	172,190	12,455,603

Increase (decrease) in net assets from operations	$1,771,281	$5,642,276	$167,464	$11,940,851

See accompanying notes.

26

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2003

	Technology Growth Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charges	546,914	323,703

Net investment income (loss)	(546,914)	(323,703)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	11,214,885	7,277,149
Cost of investments sold	24,836,624	12,677,971

Net realized capital gains (losses) on investments	(13,621,739)	(5,400,822)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(68,986,022)	(15,879,693)
End of period	(39,400,571)	(4,195,873)

Net change in unrealized appreciation/depreciation of investments	29,585,451	11,683,820

Net realized and unrealized capital gains (losses) on investments	15,963,712	6,282,998

Increase (decrease) in net assets from operations	$15,416,798	$5,959,295

See accompanying notes.

27

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Money Market Subaccount		Balanced Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(563,640)	$64,156	$230,773	$145,173
Net realized capital gains (losses) on investments	—	—	(4,339,779)	(5,649,423)
Net change in unrealized appreciation/depreciation of investments	—	—	15,086,404	(10,256,211)

Increase (decrease) in net assets from operations	(563,640)	64,156	10,977,398	(15,760,461)
Contract transactions
Net contract purchase payments	1,070,197	9,193,978	655,550	3,847,390
Transfer payments from (to) other subaccounts or general account	1,838,770	21,292,531	2,333,910	2,876,413
Contract terminations, withdrawals, and other deductions	(34,360,452)	(35,150,887)	(11,095,355)	(9,755,255)
Contract maintenance charges	(41,941)	(43,889)	(38,448)	(36,392)

Increase (decrease) in net assets from contract transactions	(31,493,426)	(4,708,267)	(8,144,343)	(3,067,844)

Net increase (decrease) in net assets	(32,057,066)	(4,644,111)	2,833,055	(18,828,305)
Net assets:
Beginning of the period	104,914,220	109,558,331	72,629,230	91,457,535

End of the period	$72,857,154	$104,914,220	$75,462,285	$72,629,230

See accompanying notes.

28

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Appreciation Subaccount		Disciplined Stock Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(133,903)	$(917,107)	$(394,079)	$(683,022)
Net realized capital gains (losses) on investments	(2,397,233)	(949,264)	(4,063,810)	(4,525,398)
Net change in unrealized appreciation/ depreciation of investments	39,631,833	(47,454,534)	17,479,818	(19,253,980)

Increase (decrease) in net assets from operations	37,100,697	(49,320,905)	13,021,929	(24,462,400)
Contract transactions
Net contract purchase payments	3,161,056	11,582,610	612,550	2,275,237
Transfer payments from (to) other subaccounts or general account	1,895,433	1,473,441	(3,300,317)	(6,945,132)
Contract terminations, withdrawals, and other deductions	(28,082,811)	(30,976,142)	(9,014,225)	(9,379,810)
Contract maintenance charges	(132,869)	(122,434)	(37,532)	(40,218)

Increase (decrease) in net assets from contract transactions	(23,159,191)	(18,042,525)	(11,739,524)	(14,089,923)

Net increase (decrease) in net assets	13,941,506	(67,363,430)	1,282,405	(38,552,323)
Net assets:
Beginning of the period	208,330,872	275,694,302	68,656,659	107,208,982

End of the period	$222,272,378	$208,330,872	$69,939,064	$68,656,659

See accompanying notes.

29

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Growth and Income Subaccount		International Equity Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(744,233)	$(1,267,117)	$792,119	$388,303
Net realized capital gains (losses) on investments	(6,087,564)	(7,363,186)	(5,795,287)	(4,978,517)
Net change in unrealized appreciation/ depreciation of investments	33,517,926	(41,010,662)	13,548,603	(713,125)

Increase (decrease) in net assets from operations	26,686,129	(49,640,965)	8,545,435	(5,303,339)
Contract transactions
Net contract purchase payments	692,896	5,863,441	205,612	448,881
Transfer payments from (to) other subaccounts or general account	655,531	(4,468,920)	184,559	(2,127,547)
Contract terminations, withdrawals, and other deductions	(18,731,936)	(21,097,071)	(3,533,051)	(3,640,183)
Contract maintenance charges	(72,506)	(70,936)	(15,646)	(14,229)

Increase (decrease) in net assets from contract transactions	(17,456,015)	(19,773,486)	(3,158,526)	(5,333,078)

Net increase (decrease) in net assets	9,230,114	(69,414,451)	5,386,909	(10,636,417)
Net assets:
Beginning of the period	121,414,448	190,828,899	23,436,797	34,073,214

End of the period	$130,644,562	$121,414,448	$28,823,706	$23,436,797

See accompanying notes.

30

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	International Value Subaccount		Limited Term High Yield Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(26,038)	$(68,486)	$2,031,032	$2,435,095
Net realized capital gains (losses) on investments	(1,228,617)	(1,205,510)	(4,189,938)	(6,449,695)
Net change in unrealized appreciation/ depreciation of investments	6,110,503	(1,251,904)	8,256,122	179,110

Increase (decrease) in net assets from operations	4,855,848	(2,525,900)	6,097,216	(3,835,490)
Contract transactions
Net contract purchase payments	194,108	1,223,531	592,428	1,603,546
Transfer payments from (to) other subaccounts or general account	1,227,320	3,383,051	5,651,700	(301,944)
Contract terminations, withdrawals, and other deductions	(2,272,605)	(2,242,747)	(3,871,773)	(3,840,551)
Contract maintenance charges	(11,113)	(6,894)	(16,325)	(9,229)

Increase (decrease) in net assets from contract transactions	(862,290)	2,356,941	2,356,030	(2,548,178)

Net increase (decrease) in net assets	3,993,558	(168,959)	8,453,246	(6,383,668)
Net assets:
Beginning of the period	15,937,773	16,106,732	20,880,306	27,263,974

End of the period	$19,931,331	$15,937,773	$29,333,552	$20,880,306

See accompanying notes.

31

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Quality Bond Subaccount		Developing Leaders Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$3,350,565	$4,527,459	$(1,431,721)	$(1,742,509)
Net realized capital gains (losses) on investments	3,277,460	(292,808)	(15,098,469)	(17,414,608)
Net change in unrealized appreciation/ depreciation of investments	(1,841,144)	3,604,641	43,994,494	(9,977,088)

Increase (decrease) in net assets from operations	4,786,881	7,839,292	27,464,304	(29,134,205)
Contract transactions
Net contract purchase payments	1,900,244	11,007,981	479,523	3,060,979
Transfer payments from (to) other subaccounts or general account	(1,142,760)	32,615,634	(2,530,365)	766,655
Contract terminations, withdrawals, and other deductions	(21,870,873)	(18,712,485)	(14,709,144)	(16,658,293)
Contract maintenance charges	(62,096)	(43,912)	(58,245)	(60,310)

Increase (decrease) in net assets from contract transactions	(21,175,485)	24,867,218	(16,818,231)	(12,890,969)

Net increase (decrease) in net assets	(16,388,604)	32,706,510	10,646,073	(42,025,174)
Net assets:
Beginning of the period	141,963,660	109,257,150	104,749,599	146,774,773

End of the period	$125,575,056	$141,963,660	$115,395,672	$104,749,599

See accompanying notes.

32

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Small Company Stock Subaccount		Special Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(234,910)	$(238,663)	$(101,900)	$(273,614)
Net realized capital gains (losses) on investments	98,925	(82,011)	(850,789)	(1,171,747)
Net change in unrealized appreciation/ depreciation of investments	6,616,439	(4,442,721)	6,928,712	(3,306,847)

Increase (decrease) in net assets from operations	6,480,454	(4,763,395)	5,976,023	(4,752,208)
Contract transactions
Net contract purchase payments	345,780	1,381,242	98,147	912,334
Transfer payments from (to) other subaccounts or general account	3,496,345	343,528	756,428	490,980
Contract terminations, withdrawals, and other deductions	(2,530,450)	(2,573,979)	(2,920,404)	(4,003,190)
Contract maintenance charges	(11,970)	(9,483)	(11,757)	(8,875)

Increase (decrease) in net assets from contract transactions	1,299,705	(858,692)	(2,077,586)	(2,608,751)

Net increase (decrease) in net assets	7,780,159	(5,622,087)	3,898,437	(7,360,959)
Net assets:
Beginning of the period	16,355,731	21,977,818	22,239,682	29,600,641

End of the period	$24,135,890	$16,355,731	$26,138,119	$22,239,682

See accompanying notes.

33

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Dreyfus Stock Index Subaccount		The Dreyfus Socially Responsible Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$43,308	$(180,280)	$(623,586)	$(839,600)
Net realized capital gains (losses) on investments	(6,077,682)	(8,527,683)	(5,329,003)	(8,158,316)
Net change in unrealized appreciation/ depreciation of investments	45,757,508	(45,798,587)	16,340,872	(16,186,866)

Increase (decrease) in net assets from operations	39,723,134	(54,506,550)	10,388,283	(25,184,782)
Contract transactions
Net contract purchase payments	1,416,122	9,678,874	243,929	1,464,277
Transfer payments from (to) other subaccounts or general account	2,541,935	(2,450,379)	(2,582,196)	(8,624,451)
Contract terminations, withdrawals, and other deductions	(18,775,935)	(21,887,143)	(6,871,570)	(7,433,584)
Contract maintenance charges	(113,116)	(106,620)	(40,884)	(49,386)

Increase (decrease) in net assets from contract transactions	(14,930,994)	(14,765,268)	(9,250,721)	(14,643,144)

Net increase (decrease) in net assets	24,792,140	(69,271,818)	1,137,562	(39,827,926)
Net assets:
Beginning of the period	162,126,080	231,397,898	49,852,589	89,680,515

End of the period	$186,918,220	$162,126,080	$50,990,151	$49,852,589

See accompanying notes.

34

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Core Bond Subaccount		Core Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$1,989,250	$2,185,129	$(336,309)	$(333,730)
Net realized capital gains (losses) on investments	1,423,958	(268,714)	(1,951,475)	(1,364,270)
Net change in unrealized appreciation/ depreciation of investments	728,622	1,377,750	16,227,646	(14,422,046)

Increase (decrease) in net assets from operations	4,141,830	3,294,165	13,939,862	(16,120,046)
Contract transactions
Net contract purchase payments	2,176,355	9,100,667	1,229,373	9,144,285
Transfer payments from (to) other subaccounts or general account	3,866,771	24,368,212	4,113,264	14,950,488
Contract terminations, withdrawals, and other deductions	(10,283,321)	(7,818,165)	(6,496,706)	(6,109,986)
Contract maintenance charges	(48,238)	(23,864)	(55,296)	(31,456)

Increase (decrease) in net assets from contract transactions	(4,288,433)	25,626,850	(1,209,365)	17,953,331

Net increase (decrease) in net assets	(146,603)	28,921,015	12,730,497	1,833,285
Net assets:
Beginning of the period	72,726,976	43,805,961	53,483,308	51,650,023

End of the period	$72,580,373	$72,726,976	$66,213,805	$53,483,308

See accompanying notes.

35

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Emerging Leaders Subaccount		Emerging Markets Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(273,603)	$(240,292)	$(38,331)	$(6,425)
Net realized capital gains (losses) on investments	(65,770)	(592,759)	863,175	32,064
Net change in unrealized appreciation/ depreciation of investments	7,936,983	(3,676,745)	424,624	(469,141)

Increase (decrease) in net assets from operations	7,597,610	(4,509,796)	1,249,468	(443,502)
Contract transactions
Net contract purchase payments	953,340	2,669,792	165,119	536,513
Transfer payments from (to) other subaccounts or general account	2,827,795	6,174,732	(4,784,373)	2,890,490
Contract terminations, withdrawals, and other deductions	(1,639,225)	(1,876,885)	(406,951)	(135,341)
Contract maintenance charges	(15,595)	(7,765)	(2,373)	(1,321)

Increase (decrease) in net assets from contract transactions	2,126,315	6,959,874	(5,028,578)	3,290,341

Net increase (decrease) in net assets	9,723,925	2,450,078	(3,779,110)	2,846,839
Net assets:
Beginning of the period	16,420,028	13,969,950	3,779,110	932,271

End of the period	$26,143,953	$16,420,028	$—	$3,779,110

See accompanying notes.

36

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	European Equity Subaccount		Founders Discovery Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$—	$(33,730)	$(122,123)	$(154,108)
Net realized capital gains (losses) on investments	—	(1,741,747)	(1,475,834)	(2,444,099)
Net change in unrealized appreciation/ depreciation of investments	—	857,112	4,205,941	(2,096,126)

Increase (decrease) in net assets from operations	—	(918,365)	2,607,984	(4,694,333)
Contract transactions
Net contract purchase payments	—	64,092	125,654	511,217
Transfer payments from (to) other subaccounts or general account	—	(2,604,681)	(91,672)	(825,267)
Contract terminations, withdrawals, and other deductions	—	(260,747)	(728,408)	(829,755)
Contract maintenance charges	—	(1,524)	(10,426)	(10,485)

Increase (decrease) in net assets from contract transactions	—	(2,802,860)	(704,852)	(1,154,290)

Net increase (decrease) in net assets	—	(3,721,225)	1,903,132	(5,848,623)
Net assets:
Beginning of the period	—	3,721,225	8,334,095	14,182,718

End of the period	$—	$—	$10,237,227	$8,334,095

See accompanying notes.

37

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Founders Growth Subaccount		Founders International Equity Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(244,027)	$(272,318)	$(75,528)	$(104,920)
Net realized capital gains (losses) on investments	(3,330,814)	(4,220,609)	(1,014,846)	(3,422,361)
Net change in unrealized appreciation/depreciation of investments	8,002,871	(2,834,776)	2,861,655	1,005,017

Increase (decrease) in net assets from operations	4,428,030	(7,327,703)	1,771,281	(2,522,264)
Contract transactions
Net contract purchase payments	213,348	1,320,115	121,058	351,281
Transfer payments from (to) other subaccounts or general account	925,684	(555,570)	564,377	(163,824)
Contract terminations, withdrawals, and other deductions	(2,299,355)	(2,346,650)	(816,597)	(1,024,370)
Contract maintenance charges	(17,963)	(17,080)	(7,535)	(7,017)

Increase (decrease) in net assets from contract transactions	(1,178,286)	(1,599,185)	(138,697)	(843,930)

Net increase (decrease) in net assets	3,249,744	(8,926,888)	1,632,584	(3,366,194)
Net assets:
Beginning of the period	16,335,098	25,261,986	5,794,836	9,161,030

End of the period	$19,584,842	$16,335,098	$7,427,420	$5,794,836

See accompanying notes.

38

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Founders Passport Subaccount		Japan Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(102,791)	$(138,726)	$(4,726)	$5,616
Net realized capital gains (losses) on investments	3,997,574	(1,371,764)	133,190	(57,644)
Net change in unrealized appreciation/depreciation of investments	1,747,493	(377,196)	39,000	4,502

Increase (decrease) in net assets from operations	5,642,276	(1,887,686)	167,464	(47,526)
Contract transactions
Net contract purchase payments	136,291	207,256	1,362	57,723
Transfer payments from (to) other subaccounts or general account	(14,613,644)	(1,278,480)	(509,266)	47,617
Contract terminations, withdrawals, and other deductions	(875,456)	(1,187,748)	(10,374)	(28,132)
Contract maintenance charges	(10,463)	(11,800)	(293)	(159)

Increase (decrease) in net assets from contract transactions	(15,363,272)	(2,270,772)	(518,571)	77,049

Net increase (decrease) in net assets	(9,720,996)	(4,158,458)	(351,107)	29,523
Net assets:
Beginning of the period	9,720,996	13,879,454	351,107	321,584

End of the period	$—	$9,720,996	$—	$351,107

See accompanying notes.

39

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	MidCap Stock Subaccount		Technology Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(514,752)	$(488,865)	$(546,914)	$(679,331)
Net realized capital gains (losses) on investments	(617,847)	(912,557)	(13,621,739)	(23,876,025)
Net change in unrealized appreciation/depreciation of investments	13,073,450	(5,480,573)	29,585,451	(2,405,726)

Increase (decrease) in net assets from operations	11,940,851	(6,881,995)	15,416,798	(26,961,082)
Contract transactions
Net contract purchase payments	1,167,083	4,861,171	572,661	1,396,028
Transfer payments from (to) other subaccounts or general account	4,492,181	9,185,208	965,185	(6,317,310)
Contract terminations, withdrawals, and other deductions	(4,641,755)	(5,491,574)	(3,896,263)	(4,451,061)
Contract maintenance charges	(44,879)	(29,560)	(48,678)	(46,123)

Increase (decrease) in net assets from contract transactions	972,630	8,525,245	(2,407,095)	(9,418,466)

Net increase (decrease) in net assets	12,913,481	1,643,250	13,009,703	(36,379,548)
Net assets:
Beginning of the period	41,327,681	39,684,431	33,302,402	69,681,950

End of the period	$54,241,162	$41,327,681	$46,312,105	$33,302,402

See accompanying notes.

40

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002

	Transamerica Equity Subaccount
	2003	2002
Operations
Net investment income (loss)	$(323,703)	$(402,293)
Net realized capital gains (losses) on investments	(5,400,822)	(3,212,406)
Net change in unrealized appreciation/depreciation of investments	11,683,820	(4,726,352)

Increase (decrease) in net assets from operations	5,959,295	(8,341,051)
Contract transactions
Net contract purchase payments	353,555	1,041,900
Transfer payments from (to) other subaccounts or general account	(1,422,670)	(3,715,701)
Contract terminations, withdrawals, and other deductions	(2,567,173)	(3,294,108)
Contract maintenance charges	(15,823)	(15,454)

Increase (decrease) in net assets from contract transactions	(3,652,111)	(5,983,363)

Net increase (decrease) in net assets	2,307,184	(14,324,414)
Net assets:
Beginning of the period	23,080,230	37,404,644

End of the period	$25,387,414	$23,080,230

See accompanying notes.

41

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

The Separate Account VA-2L of Transamerica Occidental Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Occidental Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, issued by Transamerica Life.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Equity Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Equity Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Fund:

Dreyfus Variable Investments Fund:

Money Market Portfolio

Dreyfus Variable Investment Fund:

Balanced Portfolio

Appreciation Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Income Portfolio

Quality Bond Portfolio

Developing Leaders Portfolio

Small Company Stock Portfolio

Special Value Portfolio

Dreyfus Stock Index Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Investment Portfolios:

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

AEGON/Transamerica Series Fund, Inc.:

Transamerica Equity

42

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 27, 2000, the Zero Coupon 2000 Subaccount is no longer available to new contract owners.

The following subaccounts have been liquidated and are no longer available to contract owners:

Subaccount	Close Date
European Equity Subaccount	October 16, 2002
Emerging Markets Subaccount	November 11, 2003
Founders Passport Subaccount	November 11, 2003
Japan Subaccount	November 11, 2003

The following name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Limited Term High Yield	Limited Term High Income
Developing Leaders	Small Cap

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2003.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

43

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December, 31 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
Dreyfus Variable Investments Fund:
Money Market Portfolio	$30,856,404	$62,909,176
Dreyfus Variable Investment Fund:
Balanced Portfolio
Initial	3,156,759	9,136,093
Service	2,568,023	4,502,278
Appreciation Portfolio
Initial	3,957,095	29,239,596
Service	8,922,159	6,932,716
Disciplined Stock Portfolio
Initial	1,408,353	12,858,834
Service	744,925	1,427,887
Growth and Income Portfolio
Initial	2,318,034	19,415,432
Service	2,184,296	3,287,154
International Equity Portfolio
Initial	2,199,473	4,990,637
Service	1,474,720	1,049,916
International Value Portfolio
Initial	1,386,697	2,841,318
Service	1,278,483	712,164
Limited Term High Income Portfolio
Initial	5,874,024	4,419,533
Service	4,848,699	1,923,196
Quality Bond Portfolio
Initial	9,920,239	26,005,535
Service	9,322,865	8,383,594
Developing Leaders Portfolio
Initial	983,534	18,689,932
Service	1,530,786	2,070,126
Small Company Stock Portfolio
Initial	3,000,737	2,681,409
Service	2,216,306	1,470,835
Special Value Portfolio
Initial	1,520,541	3,793,047
Service	818,663	725,638

44

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December, 31 2003

2. Investments (continued)

	Purchases	Sales
Dreyfus Stock Index Fund
Initial	$4,023,090	$19,477,078
Service	5,233,998	4,667,672
The Dreyfus Socially Responsible Growth Fund, Inc.
Initial	523,616	9,869,203
Service	1,208,682	1,737,399
Dreyfus Investment Portfolios:
Core Bond Portfolio
Initial	6,784,211	8,546,917
Service	8,327,123	7,500,618
Core Value Portfolio
Initial	2,790,398	4,774,868
Service	4,238,187	3,799,376
Emerging Leaders Portfolio
Initial	3,779,901	2,743,805
Service	3,132,331	2,315,667
Emerging Markets Portfolio
Initial	688,402	4,291,794
Service	437,430	1,900,945
Founders Discovery Portfolio
Initial	392,264	1,178,369
Service	316,140	356,885
Founders Growth Portfolio
Initial	1,479,600	2,987,092
Service	1,738,989	1,653,813
Founders International Equity Portfolio
Initial	827,198	1,003,477
Service	443,137	481,082
Founders Passport Portfolio
Initial	796,097	15,190,790
Service	249,358	1,320,729
Japan Portfolio
Initial	126,733	551,690
Service	1,973	100,313
MidCap Stock Portfolio
Initial	5,147,994	5,226,295
Service	2,509,839	1,973,492
Technology Growth Portfolio
Initial	2,886,689	5,569,176
Service	5,374,214	5,645,709
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	3,301,323	7,277,149

45

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount	Growth and Income Subaccount
Units outstanding at January 1, 2002	81,225,136	7,065,138	8,098,667	6,275,531	6,429,784
Units purchased	7,431,790	638,381	2,240,215	506,039	641,530
Units redeemed and transferred	(10,721,821)	(196,725)	509,039	(1,021,932)	(298,650)

Units outstanding at December 31, 2002	77,935,104	7,506,794	10,847,921	5,759,638	6,772,664
Units purchased	1,534,844	261,514	2,521,370	244,210	294,775
Units redeemed and transferred	(24,685,983)	(256,143)	1,764,742	(689,574)	(456,414)

Units outstanding at December 31, 2003	54,783,965	7,512,166	15,134,033	5,314,274	6,611,025

	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Units outstanding at January 1, 2002	2,363,898	1,334,483	3,020,161	6,041,023	1,813,235
Units purchased	180,694	328,587	424,616	1,745,842	303,453
Units redeemed and transferred	(308,028)	300,955	(184,610)	3,573,507	233,502

Units outstanding at December 31, 2002	2,236,564	1,964,025	3,260,167	11,360,372	2,350,190
Units purchased	97,230	157,345	174,768	996,379	240,749
Units redeemed and transferred	(36,315)	258,298	405,123	2,359,476	346,246

Units outstanding at December 31, 2003	2,297,479	2,379,669	3,840,058	14,716,227	2,937,185

46

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Small Company Stock Subaccount	Special Value Subaccount	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount
Units outstanding at January 1, 2002	1,616,858	1,827,839	5,655,271	3,043,806	3,950,022
Units purchased	273,926	282,906	1,253,857	171,401	2,130,287
Units redeemed and transferred	(181,174)	(141,786)	407,712	(613,212)	2,817,069

Units outstanding at December 31, 2002	1,709,610	1,968,959	7,316,840	2,601,995	8,897,378
Units purchased	165,420	83,211	663,716	71,624	1,452,379
Units redeemed and transferred	258,286	(116,184)	1,753,818	(335,526)	1,795,513

Units outstanding at December 31, 2003	2,133,316	1,935,986	9,734,374	2,338,093	12,145,269

	Core Value Subaccount	Emerging Leaders Subaccount	Emerging Markets Subaccount	European Equity Subaccount	Founders Discovery Subaccount
Units outstanding at January 1, 2002	4,413,218	1,067,442	127,978	423,415	2,362,902
Units purchased	2,207,228	860,254	299,259	18,058	108,590
Units redeemed and transferred	2,048,307	539,087	348,228	(441,473)	(331,923)

Units outstanding at December 31, 2002	8,668,753	2,466,783	775,465	—	2,139,569
Units purchased	799,662	593,203	61,443	—	95,531
Units redeemed and transferred	2,023,388	691,150	(836,908)	—	(189,523)

Units outstanding at December 31, 2003	11,491,803	3,751,136	—	—	2,045,577

47

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Founders Growth Subaccount	Founders International Equity Subaccount	Founders Passport Subaccount	Japan Subaccount	MidCap Stock Subaccount
Units outstanding at January 1, 2002	3,445,927	1,165,315	1,717,451	58,799	3,700,735
Units purchased	315,157	101,827	57,558	22,879	1,227,693
Units redeemed and transferred	(492,145)	(164,767)	(257,994)	21,019	816,615

Units outstanding at December 31, 2002	3,268,939	1,102,375	1,517,015	102,697	5,745,043
Units purchased	81,247	27,979	24,826	669	626,455
Units redeemed and transferred	(207,401)	(8,047)	(1,541,841)	(103,366)	491,813

Units outstanding at December 31, 2003	3,142,785	1,122,306	—	—	6,863,312

	Technology Growth Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2002	9,542,812	3,352,424
Units purchased	489,751	148,261
Units redeemed and transferred	(2,128,274)	(729,669)

Units outstanding at December 31, 2002	7,904,289	2,771,016
Units purchased	237,827	54,479
Units redeemed and transferred	(405,089)	(414,216)

Units outstanding at December 31, 2003	7,737,027	2,411,278

48

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Money Market
	12/31/2003	54,783,965	$0.99 to $0.99	$72,857,154	0.71%	1.30% to 2.50%	(0.60)% to (1.24)%
	12/31/2002	77,935,104	1.00 to 1.00	104,914,220	1.45	1.30 to 1.85	0.04 to (0.11)
	12/31/2001	81,225,136	1.35 to 1.35	109,558,331	3.76	1.40	2.53 to 2.53
Balanced
	12/31/2003	7,512,166	1.02 to 1.12	75,462,285	1.71	1.30 to 2.50	16.50 to 11.83
	12/31/2002	7,506,794	0.87 to 1.00	72,629,230	1.56	1.30 to 1.85	(12.86) to 0.33
	12/31/2001	7,065,138	12.95 to 12.92	91,457,535	2.02	1.40	(10.39) to (11.08)
Appreciation
	12/31/2003	15,134,033	1.00 to 1.16	222,272,378	1.33	1.30 to 2.50	19.28 to 16.08
	12/31/2002	10,847,921	0.84 to 0.98	208,330,872	1.02	1.30 to 1.85	(16.27) to (1.86)
	12/31/2001	8,098,667	34.05 to 33.93	275,694,302	0.79	1.40	(10.57) to (10.06)
Disciplined Stock
	12/31/2003	5,314,274	0.99 to 1.17	69,939,064	0.79	1.30 to 2.50	21.73 to 17.02
	12/31/2002	5,759,638	0.81 to 0.99	68,656,659	0.61	1.30 to 1.85	(19.00) to (1.05)
	12/31/2001	6,275,531	17.09 to 17.05	107,208,982	0.39	1.40	(14.47) to (15.83)
Growth and Income
	12/31/2003	6,611,025	0.97 to 1.19	130,644,562	0.77	1.30 to 2.50	24.74 to 19.16
	12/31/2002	6,772,664	0.78 to 1.00	121,414,448	0.58	1.30 to 1.85	(21.93) to (0.48)
	12/31/2001	6,429,784	29.69 to 29.59	190,828,899	0.49	1.40	(7.15) to (8.33)
International Equity
	12/31/2003	2,297,479	1.13 to 1.35	28,823,706	4.68	1.30 to 2.50	40.74 to 35.50
	12/31/2002	2,236,564	0.80 to 1.01	23,436,797	2.70	1.30 to 1.85	(19.74) to 0.99
	12/31/2001	2,363,898	14.42 to 14.38	34,073,214	0.80	1.40	(30.17) to (31.08)
International Value
	12/31/2003	2,379,669	1.08 to 1.37	19,931,331	1.23	1.30 to 2.50	34.54 to 37.10
	12/31/2002	1,964,025	0.80 to 1.00	15,937,773	0.99	1.30 to 1.85	(19.87) to 0.28
	12/31/2001	1,334,483	12.07 to 12.09	16,106,732	0.83	1.40	(14.42) to (13.62)
Limited Term High Yield
	12/31/2003	3,840,058	1.10 to 1.10	29,333,552	9.37	1.30 to 2.50	28.62 to 10.14
	12/31/2002	3,260,167	0.86 to 1.06	20,880,306	11.53	1.30 to 1.85	(14.49) to 6.35
	12/31/2001	3,020,161	9.03 to 9.02	27,263,974	10.94	1.40	(4.25) to (6.09)

49

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Quality Bond
	12/31/2003	14,716,227	$1.08 to $1.00	$125,575,056	3.82%	1.30% to 2.50%	3.44 % to 0.14%
	12/31/2002	11,360,372	1.04 to 1.02	141,963,660	5.01	1.30 to 1.85	4.49 to 2.09
	12/31/2001	6,041,023	18.10 to 18.04	109,257,150	6.01	1.40	5.21 to 3.63
Developing Leaders
	12/31/2003	2,937,185	0.97 to 1.27	115,395,672	0.03	1.30 to 2.50	29.67 to 26.70
	12/31/2002	2,350,190	0.75 to 1.03	104,749,599	0.04	1.30 to 1.85	(25.11) to 3.14
	12/31/2001	1,813,235	80.96 to 80.65	146,774,773	0.43	1.40	(7.42) to (6.34)
Small Company Stock
	12/31/2003	2,133,316	1.09 to 1.35	24,135,890	0.11	1.30 to 2.50	40.77 to 35.12
	12/31/2002	1,709,610	0.78 to 1.02	16,355,731	0.20	1.30 to 1.85	(22.44) to 2.27
	12/31/2001	1,616,858	13.60 to 13.55	21,977,818	0.07	1.40	(2.90) to 0.70
Special Value
	12/31/2003	1,935,986	1.08 to 1.30	26,138,119	0.93	1.30 to 2.50	30.02 to 29.59
	12/31/2002	1,968,959	0.83 to 1.03	22,239,682	0.33	1.30 to 1.85	(17.23) to 3.31
	12/31/2001	1,827,839	16.20 to 16.16	29,600,641	0.71	1.40	(9.25) to (6.88)
Dreyfus Stock Index
	12/31/2003	9,734,374	1.02 to 1.20	186,918,220	1.42	1.30 to 2.50	26.41 to 20.38
	12/31/2002	7,316,840	0.81 to 1.00	162,126,080	1.29	1.30 to 1.85	(19.06) to 0.36
	12/31/2001	5,655,271	40.93 to 40.80	231,397,898	1.08	1.40	(13.40) to (15.10)
The Dreyfus Socially Responsible Growth
	12/31/2003	2,338,093	0.94 to 1.19	50,990,151	0.09	1.30 to 2.50	24.14 to 18.71
	12/31/2002	2,601,995	0.75 to 0.98	49,852,589	0.17	1.30 to 1.85	(24.61) to (1.54)
	12/31/2001	3,043,806	29.47 to 29.37	89,680,515	0.06	1.40	(23.65) to (27.19)
Core Bond
	12/31/2003	12,145,269	1.10 to 1.02	72,580,373	4.05	1.30 to 2.50	5.74 to 1.55
	12/31/2002	8,897,378	1.04 to 1.02	72,726,976	5.00	1.30 to 1.85	3.66 to 2.02
	12/31/2001	3,950,022	11.09 to 11.09	43,805,961	5.83	1.40	3.09 to 1.93
Core Value
	12/31/2003	11,491,803	1.01 to 1.23	66,213,805	0.81	1.30 to 2.50	26.50 to 22.78
	12/31/2002	8,668,753	0.80 to 1.01	53,483,308	0.80	1.30 to 1.85	(20.31) to 0.57
	12/31/2001	4,413,218	11.70 to 11.70	51,650,023	0.04	1.40	(3.44) to (2.38)
Emerging Leaders
	12/31/2003	3,751,136	1.12 to 1.35	26,143,953	0.00	1.30 to 2.50	45.28 to 34.83
	12/31/2002	2,466,783	0.77 to 1.06	16,420,028	0.00	1.30 to 1.85	(23.06) to 6.06
	12/31/2001	1,067,442	13.09 to 13.08	13,969,950	0.00	1.40	7.23 to 9.99

50

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Founders Discovery
	12/31/2003	2,045,577	$0.95 to $1.31	$10,237,227	0.00%	1.30% to 2.50%	34.24% to 30.96%
	12/31/2002	2,139,569	0.71 to 1.00	8,334,095	0.00	1.30 to 1.85	(29.17) to (0.25)
	12/31/2001	2,362,902	6.01 to 5.99	14,182,718	0.00	1.40	(19.66) to (16.86)
Founders Growth
	12/31/2003	3,142,785	0.98 to 1.19	19,584,842	0.00	1.30 to 2.50	29.05 to 19.25
	12/31/2002	3,268,939	0.76 to 0.99	16,335,098	0.08	1.30 to 1.85	(24.09) to (0.96)
	12/31/2001	3,445,927	7.33 to 7.32	25,261,986	0.08	1.40	(21.14) to (23.54)
Founders International Equity
	12/31/2003	1,122,306	1.01 to 1.35	7,427,420	0.09	1.30 to 2.50	34.18 to 35.11
	12/31/2002	1,102,375	0.75 to 1.02	5,794,836	0.00	1.30 to 1.85	(24.63) to 1.73
	12/31/2001	1,165,315	7.86 to 7.87	9,161,030	0.04	1.40	(30.54) to (31.43)
MidCap Stock
	12/31/2003	6,863,312	1.04 to 1.25	54,241,162	0.24	1.30 to 2.50	29.79 to 25.15
	12/31/2002	5,745,043	0.80 to 1.03	41,327,681	0.26	1.30 to 1.85	(19.63) to 3.15
	12/31/2001	3,700,735	10.73 to 10.71	39,684,431	0.18	1.40	(4.60) to (1.09)
Technology Growth
	12/31/2003	7,737,027	1.05 to 1.33	46,312,105	0.00	1.30 to 2.50	48.68 to 33.01
	12/31/2002	7,904,289	0.70 to 1.01	33,302,402	0.00	1.30 to 1.85	(29.51) to 0.63
	12/31/2001	9,542,812	7.31 to 7.27	69,681,950	0.00	1.40	(34.06) to (41.34)
Transamerica Equity
	12/31/2003	2,411,278	1.09 to 1.21	25,387,414	0.00	1.30 to 2.50	29.54 to 20.57
	12/31/2002	2,771,016	0.84 to 1.02	23,080,230	0.00	1.30 to 1.85	(15.71) to 1.98
	12/31/2001	3,352,424	11.16 to 11.16	37,404,644	0.00	1.40	(18.77) to (18.77)

51

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .55% of the average contract owner's account value depending on the option selected. Refer to the products prospectus for specific details.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2002
1.45%	May 1, 2002
1.65%	November 11, 2002
1.70%	November 11, 2002
1.80%	November 11, 2002
1.85%	November 11, 2002
1.50%	May 1, 2003
1.90%	May 1, 2003
2.10%	May 1, 2003
2.30%	May 1, 2003
2.50%	May 1, 2003

52

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. The following is a list of the subaccounts and their corresponding lowest and highest total retun.

Subaccount	2003 Total Return Range
Money Market	(1.24%) to (0.59%)
Balanced	11.83% to 16.52%
Appreciation	16.08% to 19.50%
Disciplined Stock	17.02% to 21.82%
Growth and Income	19.16% to 24.82%
International Equity	35.50% to 41.36%
International Value	33.81% to 38.00%
Limited Term High Yield	10.14% to 36.05%
Quality Bond	0.14% to 5.03%
Developing Leaders	26.70% to 33.02%
Small Company Stock	35.12% to 43.19%
Special Value	29.32% to 33.60%
Dreyfus Stock Index	20.38% to 26.59%
The Dreyfus Socially Responsible Growth	18.71% to 24.27%
Core Bond	1.55% to 7.30%
Core Value	22.78% to 26.65%
Emerging Leaders	34.83% to 53.24%
Founders Discovery	30.96% to 34.31%
Founders Growth	19.25% to 29.05%
Founders International Equity	33.46% to 36.00%
MidCap Stock	25.15% to 33.16%
Technology Growth	33.01% to 48.88%
Transamerica Equity	20.57% to 31.39%

53

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	2002 Total Return Range
Money Market	(0.11%) to 0.06%
Balanced	(16.79%) to 0.36%
Appreciation	(18.04%) to (1.84%)
Disciplined Stock	(23.79%) to (1.03%)
Growth and Income	(26.49%) to (0.46%)
International Equity	(19.82%) to 1.01%
International Value	(19.95%) to 0.31%
Limited Term High Yield	(14.58%) to 6.38%
Quality Bond	2.09% to 6.28%
Developing Leaders	(25.18%) to 3.17%
Small Company Stock	(22.51%) to 2.30%
Special Value	(17.32%) to 3.34%
Dreyfus Stock Index	(23.62%) to 0.39%
The Dreyfus Socially Responsible Growth	(30.12%) to (1.52%)
Core Bond	2.02% to 5.31%
Core Value	(24.37%) to 0.60%
Emerging Leaders	(23.14%) to 6.08%
Founders Discovery	(34.16%) to (0.22%)
Founders Growth	(29.24%) to (0.93%)
Founders International Equity	(28.22%) to 1.76%
MidCap Stock	(19.71%) to 3.17%
Technology Growth	(40.41%) to 0.66%
Transamerica Equity	(23.32%) to 2.00%

54

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 2.35%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis, which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by Transamerica Life and not directly form the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

55

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Parts A and B of this Registration Statement.

(b) Exhibits

(1)		Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company (“Transamerica”) authorizing establishment of the Variable Account. (1)

(2)		Not Applicable

(3)	(a)	Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

	(b)	Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

	(c)	Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

	(d)	Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

	(e)	Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

	(f)	Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

	(g)	Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

	(h)	Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

	(i)	Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

	(j)	Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

(k)	Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life
Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation,
and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

(l)	Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life
Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities
Sales Corporation. (10)

	(m)	Principal Underwriting Agreement by and between Transamerica Occidental Life Insurance Company, on its own behalf and on the behalf of Mutual Fund Account, and AFSG Securities Corporation. (18)

	(n)	Form of Amendment to Principal Underwriting Agreement. (25)

(4)		Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

	(a)	Contract form and Endorsements. (5)
		(i)	Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
		(ii)	Form of Automatic Payout Option Endorsement to Group Contract. (5)
		(iii)	Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
		(iv)	Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
		(v)	Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
		(vi)	Form of Fixed Account Rider to Group Contract. (7)
		(vii)	Form of Tax Relief Rider. (21)

	(b)	Certificate of Participation Form and Endorsements. (5)
		(i)	Form of Certificate of Participation. (5)
		(ii)	Form of IRA Endorsement to Certificate. (5)
		(iii)	Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
		(iv)	Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
		(v)	Form of Automatic Payout Option Endorsement to Certificate. (5)
		(vi)	Form of Benefit Distribution Endorsement to Certificate. (5)
		(vii)	Form of Death Benefit Endorsement to Group Contract. (14)
		(viii)	Form of Individual Purchase Payment Endorsement. (14)
		(ix)	Form of Guaranteed Minimum Income Builder Rider. (14)
		(x)	Form of Tax Relief Rider. (21)

	(c)	Individual Contract Form and Endorsements. (6)
		(i)	Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
		(ii)	Form of IRA Endorsement to Individual Contract. (6)
		(iii)	Form of Benefit Distribution Endorsement. (6)
		(iv)	Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
		(v)	Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
		(vi)	Form of Automatic Payout Option Endorsement to Individual Contract. (6)
		(vii)	Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
		(viii)	Form of Fixed Account Rider to Individual Contract. (7)
		(x)	Form of Death Benefit Endorsement. (14)
		(xi)	Form of Initial Purchase Payment Endorsement. (14)
		(xii)	Form of Guaranteed Minimum Income Benefit Rider. (14)
		(xiii)	Form of Tax Relief Rider. (21)

	(d)	Form of Individual Contract and Endorsements. (26)

	(d)(1)	Form of Liquidity Rider. (26)

	(d)(2)	Form of Premium Enhancement Rider. (27)

	(d)(3)	Form of Tax Relief II Rider (28)

	(d)(4)	Form of GMIB II Rider (28)

(5)	(a)	Form of Application for and Acceptance of Group Annuity Contract. (5)

	(b)	Form of Application for Enrollment under Group Annuity Contract. (5)

	(c)	Form of Application for Individual Annuity Contract. (6)

	(d)	Form of Application for Individual Contract. (26)

	(e)	Form of Application (28)

(6)	(a)		Restated Articles of Incorporation of Transamerica. (1)

	(a)	(1)	Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

	(b)		Restated By-Laws of Transamerica. (1)

	(b)	(1)	Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)

(7)			Not Applicable.

(8)	(a)		Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (4)

	(b)		Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

	(c)		Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

	(d)		Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

	(e)		Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

	(f)		Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

	(g)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)

	(g)	(1)	Fund Participation Agreement (Dreyfus). (19)

		(2)	Amendment to Fund Participation Agreement. (19)

	(h)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

	(i)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)

	(j)		Form of Participation Agreement (Transamerica). (20)

(8)	(k)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance co. of Ohio, and PFL Life Insurance Company. Note 22

(8)	(k)	(1)	Amendment No. 16 to Participation Agreement among WRL Series fund, Inc., PFL Life Insurance company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 23

(8)	(k)	(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24

(8)	(k)	(3)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 26

(9)			Opinion and Consent of Counsel.(29)

(10)	(a)		Consent of Independent Auditors. (29)

	(b)		Opinion and Consent of Actuary. (29)

(11)			No financial statements are omitted from item 23.

(12)			Not applicable.

(13)	Performance Data Calculations. (29)
(14)	Not applicable.
(15)	Powers of Attorney.

Frank Beardsley (12)	Richard N. Latzer (15)
Thomas J. Cusak (11)	Karen MacDonald (15)
James W. Dederer (15)	Gary U. Rolle’ (15)
Paul E. Rutledge III (15)	T. Desmond Sugrue (11)
George A. Foegele (15)	Nooruddin S. Veerjee (15)
David E. Gooding (15)	Robert A. Watson (11)
Edgar H. Grubb (11)	Frank C. Herringer (11)
Patrick S. Baird (15)	Brenda K. Clancy (15)
Douglas C. Kolsrud (15)	Craig D. Vermie (15)
Ron F. Wagley (17)	Bruce Clark (17)
Christopher H. Garrett (26)	Diane Meiners (26)

(1)	Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).
(2)	Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VL on Form S-6, File No. 33-28107 (April 30, 1990).
(3)	Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VL on Form S-6, File No. 33-28107 (April 30, 1991).
(4)	Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).
(5)	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).
(6)	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).
(7)	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).
(8)	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).
(9)	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).
(10)	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).
(11)	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).
(12)	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).
(13)	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14)	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).
(15)	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)
(16)	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement file No. 33-49998 (February 9, 2001)
(17)	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement file No. 33-49998 (April 27, 2001)
(18)	Incorporated by reference to the Initial Filing of Form S-6 Registration Statement (File No. 333-91851) filed on November 30, 1999.
(19)	Incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.
(20)	Incorporated by reference to Post-Effective Amendment No. 26 to N-4 Registration Statement (file No. 33-33085) filed on October 2, 2001.
(21)	Filed with Post-Effective Amendment No. 18 to this Form N-4 Registration Statement (File No. 33-49998) filed on January 18, 2002.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on April 29, 1998.
(23)	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.
(25)	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-49998) filed on April 29, 2002.
(26)	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 33-49998) on September 5, 2002.
(27)	Filed with Post-Effective Amendment No. 23 to this Form N-4 Registration Statement (File No. 33-49998) on February 26, 2003.
(28)	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-49998) on April 29, 2003.
(29)	File herewith.

Item 25.    List of Directors and Officers of the Depositor

Name	Principal Positions and Offices with Depositor

Christopher H. Garrett	Director

Ron F. Wagley	Director and President

Brenda K. Clancy	Director and Senior Vice President

Diane Meiners	Director, Vice President and Treasurer

Craig D. Vermie	Director, Vice President and Counsel

Bruce Clark	Chief Financial Officer and Senior Vice President

Frank A. Camp	Vice President and Financial Markets Division General Counsel

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
1488207 Ontario Limited	Canada	100% 1490991 Ontario Limited	Financial services, marketing and distribution
1490991 Ontario Limited	Canada	100% AEGON Canada, Inc.	Holding company
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Brunswick Acceptance Company, LLC	Delaware	51% Transamerica Ventures, LLC	Provides commercial financing services to Brunswick Corporation customers
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Consumer Membership Services, Inc.	Marketing of credit card protection membership services in Canada
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans
Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking
Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking
Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.		100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate
FGH Property Services, Inc.	Delaware	100% RCC North America LLC	Real estate
FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate
FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Rockbeach, Inc	Delaware	100% RCC North America LLC	Real estate
FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company
First FGP LLC	Delaware	100% RCC North America LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	TPA license-holder
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service
Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing
Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing
Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive
Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary
ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Inland Water Transportation LLC	Delaware	100% Direct Capital Partners LP	Finance barges
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company
Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
M Credit, Inc.	Delaware	100% TCFCII	Commercial lending
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
ODBH Ltd./Harley Davidson Acceptance	U.K.	33% BWAC Twenty-One, Inc.	Holding company
Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company
Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary
Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance
Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	100% Transamerica Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% RCC North America LLC	Real estate
Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
SpaceWise Inc.	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	Delaware	100% TCFCII	Holding company
TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XIX, Corp.	Delaware	100%TEFSC	Special purpose corporation
TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation
T 5/8A Steel I LLC	Delaware	100% TEFSC	Special purpose corporation
TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust
TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust
TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust
TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors Inc.	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property
TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage
TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% Transamerica Corporate Services de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables
TFC Properties, Inc.	Delaware	100% TFC	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The RCC Group, Inc.	Delaware	100% RCC North America LLC	Real estate
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate
TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tivoli Investment, LLC	Delaware	100% Transamerica Commercial Real Estate Finance, LLC	Investments
Trans Ocean Container Corp.	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Leasing Deutschland GmbH	Germany	100% Trans Ocean Container Corp.	Intermodal leasing
Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive
Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing
Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company
Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% TLHI	Leasing
Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance
Transamerica Aviation LLC	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high- yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
Transamerica Commercial Finance Corporation,Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance
Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company
Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% Transamerica Commercial Finance Corporation, I	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporate Services De Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% TDF de Mexico S. de R.L. de C.V.	Holds employees
Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance
Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company
Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries
Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation; 1% Transamerica Investory Finance Corp.	Finance company
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company
Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe
Transamerica Funding LP	U.K.	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing
Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.; 10% BWAC Twenty-One, Inc.	Commercial lending in Germany
Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Home Loan	California	100% TFC	Consumer mortgages
Transamerica Income Shares, Inc.	Maryland	100% TOLIC	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing
Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Investment Management, LLC	Delaware	100% Transamerica Investment Services, Inc.	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Transamerica Leasing (HK) Ltd.	Hong Kong	100% TLHI	Leasing
Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing
Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc	Container Leasing
Transamerica Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Leasing Holdings, Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company
Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment
Transamerica Leasing Limited	U.K.	100% TLHI	Leasing
Transamerica Leasing N.V.	Belguim	100% Intermodal Equipment Inc.	Leasing
Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing
Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% T Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Public Finance, LLC	Delaware	42% Transamerica Finance Corp.; 29% Transamerica Commercial Finance Corporation, I; 29% Transamerica Commercial Finance Corporation, II	Financial Services
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company
Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing
Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing
Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holdings Limited	Leasing
Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing
Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TDFC	Provides commercial leasing
Transamerica Vendor Management and Consulting LLC	Delaware	100% TREIC Joint Venture LLC	Consulting
Transamerica Ventures LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers
TREIC Enterprises, Inc.	Delaware	100% TFC	Investments
TREIC Joint Venture LLC	Delaware	100% TREIC Enterprises, Inc.	Investments
TREIS Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100%TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Daniel L. DeMarco	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Certificate Owners

As of December 31, 2003 there were 28,203 Owners of Contracts.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Item 29.    Principal Underwriter

AFSG Securities Corporation

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows/(5)/:

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Lisa Wachanedorf Director, Vice President and Chief Compliance Officer	Darin Smith Vice President and Assistant Secretary

Thomas R. Moriarty Vice President	Emily Bates Assistant Treasurer

Priscilla Hechler Assistant Vice President and Assistant Secretary	William G. Cummings Treasurer/Controller and Vice President

Teresa Stolba Assistant Compliance Officer	Clifton Flenniken Assistant Treasurer

Frank A. Camp Secretary

/(5)/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $4,218,824.33 and $1,928,585.21 from the Registrant for the years ending December 31, 2003 and December 31, 2002, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Item 30.    Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Manager Regulatory Filing Unit Transamerica or the Service Office at their administrative offices.

Item 31.    Management Services

All management contracts are discussed in Parts A or B.

Items 32.    Undertakings

(a)    Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)    Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 30th day of April, 2004.

SEPARATE ACCOUNT VA-2L TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY (DEPOSITOR)

/s/ Frank A. Camp

Frank A. Camp Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures		Titles	Date

* Christopher H. Garrett		Director	, 2004

* Brenda K. Clancy		Director and Senior Vice President	, 2004

* Diane Meiners		Director	, 2004

* Craig D. Vermie		Director	, 2004

* Ron F. Wagley		Director	, 2004

* Bruce Clark		Chief Financial Officer and Senior Vice President	, 2004

*By:	/s/ Frank A. Camp Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed herewith, and in his own capacity as Vice President.	April 30, 2004

Registration No.

33-49998

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(9)	Opinion and Consent of Attorney

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.